UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07735

                               ORCHARD SERIES FUND
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003



ITEM 1. REPORTS TO STOCKHOLDERS



THE ORCHARD SERIES FUND

ORCHARD DJIAsm INDEX FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated
are as follows:
                                                                                                  Period
                                                                                                  Ended
                                                        Six Months Ended Year Ended October 31,   October
                                                                         ----------------------
                                                         April 30, 2003    2002         2001      2000 +
                                                        ---------------  --------    ----------  --------
                                                          UNAUDITED

Net Asset Value, Beginning of Period                  $      7.44      $    8.10     $   9.81  $   10.00

Income from Investment Operations

Net investment income                                        0.05           0.11         0.06       0.01
Net realized and unrealized gain (loss)                      0.14          (0.59)       (1.68)     (0.20)
                                                        ----------      ---------     --------   --------

Total Income (Loss) From Investment Operations               0.19          (0.48)       (1.62)     (0.19)
                                                        ----------      ---------     --------   --------

Less Distributions

From net investment income                                 (0.03)          (0.14)       (0.05)
From net realized gains                                                    (0.04)       (0.04)
                                                        ----------      ---------     --------   ---------

Total Distributions                                        (0.03)          (0.18)       (0.09)      0.00
                                                        ----------      ---------     --------   ---------

Net Asset Value, End of Period                         $    7.60       $    7.44     $   8.10  $    9.81
                                                        ==========      =========     ========   =========


Total Return                                               2.57% o        (6.28%)     (16.60%)    (1.87%)o

Net Assets, End of Period ($000)                       $   3,416       $   3,218     $ 11,302  $   1,105

Ratio of Expenses to Average Net Assets                    0.60% *         0.60%        0.60%      0.60% *

Ratio of Net Investment Income to Average Net Assets       1.48% *         1.35%        1.06%      0.88% *

Portfolio Turnover Rate                                  139.37% o       135.37%       70.37%     12.27% o


+   The portfolio commenced operations on August 28, 2000.

o   Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                  (Continued)



THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------


Selected data for a share of capital stock of the fund for the periods indicated
are as follows:
                                                        Six Months Ended                 Year Ended October 31,
                                                                          ----------------------------------------------------
                                                         April 30, 2003      2002       2001       2000      1999       1998
                                                         --------------   ---------  ---------   --------  --------   --------
                                                           UNAUDITED

Net Asset Value, Beginning of Period                    $        9.65    $   10.62  $   13.55  $  11.57   $  10.43  $   12.12

Income from Investment Operations

Net investment income                                            0.02         0.02       0.02      0.02       0.02       0.03
Net realized and unrealized gain (loss)                          0.29        (0.42)     (0.94)     2.61       1.17      (1.37)
                                                         --------------   ---------  ---------   ---------  -------   --------

Total Income (Loss) From
    Investment Operations                                        0.31        (0.40)     (0.92)     2.63       1.19      (1.34)
                                                         --------------   ---------  ---------   ---------  -------   --------

Less Distributions

From net investment income                                      (0.01)       (0.03)     (0.02)    (0.03)     (0.02)     (0.02)
From net realized gains                                                      (0.54)     (1.99)    (0.62)     (0.03)     (0.33)
                                                         --------------   ---------  ---------   ---------  -------   --------

Total Distributions                                             (0.01)       (0.57)     (2.01)    (0.65)     (0.05)     (0.35)
                                                         --------------   ---------  ---------   ---------  -------   --------

Net Asset Value, End of Period                          $        9.95   $     9.65 $    10.62  $  13.55    $ 11.57  $   10.43
                                                         ==============   =========  =========   =========  =======   ========


Total Return                                                    3.24% o     (4.50%)    (7.06%)   23.75%      11.48%   (11.37%)

Net Assets, End of Period ($000)                        $      83,353   $   86,956 $  147,622  $160,406    $136,772  $  4,884

Ratio of Expenses to Average Net Assets                         0.60% *      0.60%      0.60%     0.60%       0.60%     0.60%

Ratio of Net Investment Income to
    Average Net Assets                                          0.36% *      0.19%      0.19%     0.21%       0.30%     0.22%

Portfolio Turnover Rate                                        21.65% o     31.67%     58.40%    63.52%      40.90%    31.25%


o   Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                                     (Continued)



THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated
are as follows:
                                                        Six Months Ended                  Year Ended October 31,
                                                                          ----------------------------------------------------
                                                          April 30, 2003     2002        2001      2000      1999       1998
                                                          --------------  ---------   ---------  --------  --------   --------
                                                            UNAUDITED

Net Asset Value, Beginning of Period                     $       1.00   $     1.00 $      1.00  $  1.00   $  1.00   $    1.00

Income from Investment Operations

Net investment income ~                                          0.00         0.01        0.04     0.06      0.05        0.05
                                                          -------------   ---------   ---------  ---------  -------   --------

Total Income From Investment Operations                          0.00         0.01        0.04     0.06      0.05        0.05
                                                          -------------   ---------   ---------  ---------  -------   --------

Less Distributions

From net investment income ~                                    (0.00)       (0.01)      (0.04)   (0.06)    (0.05)     (0.05)
                                                          -------------   ---------   ---------  ---------  -------   --------

Total Distributions                                             (0.00)       (0.01)      (0.04)   (0.06)    (0.05)     (0.05)
                                                          -------------   ---------   ---------  ---------  -------   --------

Net Asset Value, End of Period                           $       1.00   $     1.00 $      1.00  $  1.00   $  1.00   $   1.00
                                                          =============   =========  =========  =========  ========   ========


Total Return                                                    0.45% o      1.49%       4.39%    6.29%     4.68%      5.26%

Net Assets, End of Period ($000)                         $      7,986   $    7,736  $    6,343  $ 4,160   $ 3,747   $  3,274

Ratio of Expenses to Average Net Assets
    - Before Reimbursement                                      1.97% *      4.14%       4.26%    4.72%     2.18%      3.57%
    - After Reimbursement #                                     0.46% *      0.46%       0.46%    0.46%     0.46%      0.46%

Ratio of Net Investment Income to
    Average Net Assets
    - Before Reimbursement                                     (5.86%)*     (2.21%)      0.46%    1.56%     2.88%      2.03%
    - After Reimbursement #                                     0.90% *      1.47%       4.26%    5.82%     4.60%      5.13%


~   The net investment income and the distribution from net investment income for the six months ended
    April 30, 2003 were less than $.01 per share.

o   Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized

#   Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.                                (Continued)



THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated
are as follows:
                                                                                                Period
                                                                                                Ended
                                                      Six Months Ended Year Ended October 31,   October
                                                                       ----------------------
                                                       April 30, 2003     2002        2001      2000 +
                                                       --------------   -------     --------   ---------
                                                          UNAUDITED

Net Asset Value, Beginning of Period                 $      2.53      $   3.51    $   8.36   $    10.00

Income from Investment Operations

Net investment income (loss) ~                             (0.00)        (0.01)       0.01        (0.01)
Net realized and unrealized gain (loss)                     0.29         (0.97)      (4.86)       (1.63)
                                                         ----------    ---------   ---------   ---------

Total Income (Loss) From Investment Operations              0.29         (0.98)      (4.85)       (1.64)
                                                         ----------    ---------   ---------   ---------

Net Asset Value, End of Period                       $      2.82      $   2.53    $   3.51   $     8.36
                                                         ==========    =========   =========   =========


Total Return                                              11.58% o     (27.90%)    (58.09%)     (16.36%)o

Net Assets, End of Period ($000)                     $    55,481      $ 36,907    $ 14,495   $    1,729

Ratio of Expenses to Average Net Assets                    0.60% *       0.60%       0.60%        0.60% *

Ratio of Net Investment Loss to Average Net Assets        (0.39%)*      (0.50%)    (0.44%)       (0.40%)*

Portfolio Turnover Rate                                   26.26% o      64.57%     41.31%        13.52% o


~   The net investment loss for the six months ended April 30, 2003 was less than $0.01 per share.

+   The portfolio commenced operations on August 28, 2000.

o   Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                (Continued)



THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX(R)FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the periods indicated
are as follows:
                                                     Six Months Ended                 Year Ended October 31,
                                                                       --------------------------------------------------
                                                      April 30, 2003    2002       2001      2000       1999       1998
                                                      ---------------  ------    --------   -------    -------   --------
                                                        UNAUDITED

Net Asset Value, Beginning of Period                 $    9.87        $ 11.90  $   17.58   $ 17.27   $  14.08   $  11.69

Income from Investment Operations

Net investment income                                     0.06           0.11       0.10      0.11       0.12       0.13
Net realized and unrealized gain (loss)                   0.35          (1.92)     (4.26)     0.82       3.36       2.35
                                                      --------------- ---------  ---------  --------   --------  ---------

Total Income (Loss) From
    Investment Operations                                 0.41          (1.81)     (4.16)     0.93       3.48       2.48
                                                      --------------- ---------  ---------  --------   --------  ---------

Less Distributions

From net investment income                               (0.04)         (0.13)     (0.10)    (0.12)     (0.12)     (0.09)
From net realized gains                                                 (0.09)     (1.42)    (0.50)     (0.17)
                                                      --------------- ---------  ---------  --------   --------  ---------

Total Distributions                                      (0.04)         (0.22)     (1.52)    (0.62)     (0.29)     (0.09)
                                                      --------------- ---------  ---------  --------   --------  ---------

Net Asset Value, End of Period                       $   10.24       $   9.87  $   11.90  $  17.58   $  17.27   $  14.08
                                                      =============== =========  =========  ========   ========  =========


Total Return                                             4.18% o      (15.55%)   (25.31%)    5.42%     24.92%     21.18%

Net Assets, End of Period ($000)                     $ 452,263       $430,003  $ 519,021  $704,721   $763,050   $605,087

Ratio of Expenses to Average Net Assets                  0.60% *        0.60%      0.60%     0.60%      0.60%      0.60%

Ratio of Net Investment Income to
    Average Net Assets                                   1.24% *        0.94%      0.73%     0.63%      0.75%      0.96%

Portfolio Turnover Rate                                  5.16% o       15.48%     14.00%    20.34%     17.09%     20.20%


o   Based on operations for the period shown and, accordingly, are not representative of a full year.

*   Annualized                                                                                                  (Concluded)



THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
                                                                            ORCHARD              ORCHARD             ORCHARD
                                                                          DJIAsm INDEX          INDEX 600          MONEY MARKET
                                                                              FUND                FUND                FUND
                                                                          -------------       --------------      --------------
ASSETS:
     Investments in securities, market value  (1)                       $    3,363,886      $    83,500,958     $     7,977,867
     Cash                                                                      146,465                                   31,932
     Dividends and interest receivable                                           4,848               45,797
     Subscriptions receivable                                                      743              152,188                 551
     Receivable for investments sold                                           301,038                                  261,000
     Variation margin on futures contracts                                         220
                                                                          -------------       --------------      --------------

     Total assets                                                            3,817,200           83,698,943           8,271,350
                                                                          -------------       --------------      --------------

LIABILITIES:
     Dividends payable                                                                                                      169
     Due to investment adviser                                                   1,703               39,388               3,013
     Redemptions payable                                                         6,041              288,578
     Payable for investments purchased                                         393,747                                  281,750
     Payable to custodian                                                                            18,460
                                                                          -------------       --------------      --------------

     Total liabilities                                                         401,491              346,426             284,932
                                                                          -------------       --------------      --------------

NET ASSETS                                                              $    3,415,709      $    83,352,517     $     7,986,418
                                                                          =============       ==============      ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                        $    5,469,126      $    97,733,475     $     7,986,418
     Net unrealized appreciation (depreciation) on investments                  69,496           (9,020,678)
      and futures contracts
     Undistributed net investment income                                        12,661               75,844
     Accumulated net realized loss on investments and futures               (2,135,574)          (5,436,124)
      contracts
                                                                          -------------       --------------      --------------

NET ASSETS                                                              $    3,415,709      $    83,352,517     $     7,986,418
                                                                          =============       ==============      ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                   $         7.60      $          9.95     $          1.00
                                                                          =============       ==============      ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                                            449,286            8,374,698           7,986,418

(1)  Cost of investments in securities:                                 $    3,300,150      $    92,521,636     $     7,977,867

See notes to financial statements.                                                                                    (Continued)



THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  ORCHARD            ORCHARD S&P
                                                                                                 NASDAQ-100          500 INDEX(R)
                                                                                                INDEX(R)FUND            FUND
                                                                                               --------------       --------------
ASSETS:
     Investments in securities, market value  (1)                                            $    54,324,710      $   451,815,998
     Cash                                                                                          1,057,789            4,080,240
     Dividends and interest receivable                                                                 4,161              562,292
     Subscriptions receivable                                                                        232,351              590,234
     Receivable for investments sold                                                                   8,321
     Variation margin on futures contracts                                                             2,070               15,165
                                                                                               --------------       --------------

     Total assets                                                                                 55,629,402          457,063,929
                                                                                               --------------       --------------

LIABILITIES:
     Due to investment adviser                                                                        26,079              215,585
     Redemptions payable                                                                             116,763            1,764,320
     Payable for investments purchased                                                                 5,661            2,820,702
                                                                                               --------------       --------------

     Total liabilities                                                                               148,503            4,800,607
                                                                                               --------------       --------------

NET ASSETS                                                                                   $    55,480,899      $   452,263,322
                                                                                               ==============       ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                                             $    59,082,827      $   520,603,968
     Net unrealized appreciation (depreciation) on investments                                     6,228,556          (55,966,005)
      and futures contracts
     Undistributed net investment income (loss)                                                      (87,504)           1,594,453
     Accumulated net realized loss on investments and futures                                     (9,742,980)         (13,969,094)
      contracts
                                                                                               --------------       --------------

NET ASSETS                                                                                   $    55,480,899      $   452,263,322
                                                                                               ==============       ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                                        $          2.82      $         10.24
                                                                                               ==============       ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING                                                               19,683,694           44,183,105

(1)  Cost of investments in securities:                                                      $    48,123,554      $   508,030,603

See notes to financial statements.                                                                                      (Concluded)



THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
                                                                               ORCHARD            ORCHARD            ORCHARD
                                                                             DJIAsm INDEX        INDEX 600        MONEY MARKET
                                                                                FUND                FUND              FUND
                                                                            --------------     --------------     --------------
INVESTMENT INCOME:
    Interest                                                              $           543    $         3,882    $        52,645
    Dividends                                                                      32,883            387,443
                                                                            --------------     --------------     --------------

    Total income                                                                   33,426            391,325             52,645
                                                                            --------------     --------------     --------------

EXPENSES:
    Audit fees                                                                                                            5,980
    Investment administration                                                                                            38,964
    Bank and custodial fees                                                                                               8,664
    Registration fees                                                                                                     7,600
    Legal fees                                                                                                            7,206
    Management fees                                                                 9,662            244,315              7,725
                                                                            --------------     --------------     --------------

    Total expenses                                                                  9,662            244,315             76,139

    Less amount reimbursed by investment adviser                                                                         58,371
                                                                            --------------     --------------     --------------

    Net expenses                                                                    9,662            244,315             17,768
                                                                            --------------     --------------     --------------

NET INVESTMENT INCOME                                                              23,764            147,010             34,877
                                                                            --------------     --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                              (98,239)          (869,297)
    Net realized gain on futures contracts                                          4,480            166,578
    Change in net unrealized appreciation (depreciation) on                       152,311          3,437,193
     investments
    Change in net unrealized appreciation on futures contracts                      9,360            (38,800)
                                                                            --------------     --------------     ---------------

    Net realized and unrealized gain on investments and                            67,912          2,695,674
     futures contracts
                                                                             --------------     --------------     --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $        91,676    $     2,842,684    $        34,877
                                                                             ==============     ==============     ==============

See notes to financial statements.                                                                                     (Continued)



THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                ORCHARD          ORCHARD S&P
                                                                                               NASDAQ-100        500 INDEX(R)
                                                                                              INDEX(R)FUND           FUND
                                                                                             --------------     --------------
INVESTMENT INCOME:
    Interest                                                                               $         2,062    $        30,781
    Dividends                                                                                       46,244          3,887,437
                                                                                             --------------     --------------

    Total income                                                                                    48,306          3,918,218
                                                                                             --------------     --------------

EXPENSES:
    Management fees                                                                                135,810          1,275,971
                                                                                             --------------     --------------

NET INVESTMENT INCOME (LOSS)                                                                       (87,504)         2,642,247
                                                                                             --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                            (1,474,554)          (681,167)
    Net realized gain on futures contracts                                                          28,382            229,300
    Change in net unrealized appreciation (depreciation) on investments                          6,151,101         16,040,105
    Change in net unrealized appreciation on futures contracts                                     (64,140)           223,780
                                                                                             --------------     --------------

    Net realized and unrealized gain on investments and futures contracts                        4,640,789         15,812,018
                                                                                             --------------     --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $     4,553,285    $    18,454,265
                                                                                             ==============     ==============

See notes to financial statements.                                                                                 (Concluded)



THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2003 AND YEAR ENDED OCTOBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                            ORCHARD                      ORCHARD                    ORCHARD
                                                        DJIASM INDEX FUND            INDEX 600 FUND            MONEY MARKET FUND
                                                     ------------------------    ------------------------   ------------------------
                                                        2003         2002           2003         2002          2003         2002
                                                     -----------  -----------    -----------  -----------   ------------  ----------
                                                      UNAUDITED                   UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                         $     23,764 $    146,785   $    147,010 $    280,102  $      34,877 $   104,339
     Net realized loss on investments                   (98,239)  (1,895,370)      (869,297)  (1,110,860)
     Net realized gain (loss) on futures                  4,480       (6,436)       166,578     (343,363)
      contracts
     Change in net unrealized appreciation              152,311    1,211,172      3,437,193   (3,173,340)
      (depreciation) on investments
     Change in net unrealized appreciation                9,360        9,800        (38,800)     (79,461)
      (depreciation) on futures contracts
                                                     -----------  -----------    -----------  -----------   ------------  ----------

     Net increase (decrease) in net assets               91,676     (534,049)     2,842,684   (4,426,922)        34,877     104,339
      resulting from operations
                                                     -----------  -----------    -----------  -----------   ------------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                         (11,103)    (184,113)       (71,166)    (366,907)       (34,877)   (104,339)
     From net realized gains                                         (76,612)                 (7,632,698)
                                                     -----------  -----------    -----------  -----------   ------------  ----------

     Total distributions                                (11,103)    (260,725)       (71,166)  (7,999,605)       (34,877)   (104,339)
                                                     -----------  -----------    -----------  -----------   ------------  ----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                3,237,999   14,863,591     18,863,563   67,758,406        724,506   2,294,024
     Reinvestment of distributions                       11,103      260,725         71,166    7,999,605         34,948     104,494
     Redemptions of shares                           (3,132,228) (22,413,452)   (25,309,786)(123,997,106)      (508,939) (1,006,061)
                                                     -----------  -----------    -----------  -----------   ------------  ----------

     Net increase (decrease) in net                     116,874   (7,289,136)    (6,375,057)  (48,239,095)      250,515   1,392,457
      assets resulting from share transactions
                                                     -----------  -----------    -----------  -----------   ------------  ----------

     Total increase (decrease) in net assets            197,447   (8,083,910)    (3,603,539)  (60,665,622)      250,515   1,392,457

NET ASSETS:
     Beginning of period                              3,218,262   11,302,172     86,956,056   147,621,678     7,735,903   6,343,446
                                                     -----------  -----------    -----------  -----------   ------------  ----------

     End of period  (1)                            $  3,415,709 $  3,218,262   $ 83,352,517 $ 86,956,056  $   7,986,418 $ 7,735,903
                                                     ===========  ===========    ===========  ===========   ============  ==========

OTHER INFORMATION:

SHARES:
     Sold                                               432,943    1,738,272      1,985,999    5,842,683        724,506   2,294,024
     Issued in reinvestment of distributions              1,487       31,013          7,230      720,109         34,948     104,494
     Redeemed                                          (417,960)  (2,730,992)    (2,633,290)  (11,451,162)     (508,939) (1,006,061)
                                                     -----------  -----------    -----------  -----------   ------------  ----------

     Net increase (decrease)                             16,470     (961,707)      (640,061)  (4,888,370)       250,515   1,392,457
                                                     ===========  ===========    ===========  ===========   ============  ==========

(1) Including undistributed net investment income  $     12,661 $              $     75,844 $             $             $

See notes to financial statements.                                                                                       (Continued)



THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED APRIL 30, 2003 AND YEAR ENDED OCTOBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  ORCHARD NASDAQ-100               ORCHARD
                                                                                    INDEX(R)FUND            S&P 500 INDEX(R)FUND
                                                                              ------------------------   -------------------------
                                                                                 2003         2002          2003         2002
                                                                              -----------  -----------   ------------ ------------
                                                                               UNAUDITED                  UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                            $    (87,504)$    (78,804) $   2,642,247    4,604,277
    Net realized loss on investments                                          (1,474,554)  (7,147,043)      (681,167)  (8,344,903)
    Net realized gain (loss) on futures contracts                                 28,382     (203,835)       229,300   (1,061,790)
    Change in net unrealized appreciation (depreciation) on investments        6,151,101    6,190,844     16,040,105  (71,658,924)
    Change in net unrealized appreciation on futures contracts                   (64,140)     (13,300)       223,780        7,555
                                                                              -----------  -----------   ------------ ------------

    Net increase (decrease) in net assets resulting from operations            4,553,285   (1,252,138)    18,454,265  (76,453,785)
                                                                              -----------  -----------   ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                                            (1,755,443)  (5,327,250)
    From net realized gains                                                                                            (3,822,355)
                                                                              -----------  -----------   ------------ ------------

    Total distributions                                                                0            0     (1,755,443)  (9,149,605)
                                                                              -----------  -----------   ------------ ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                         46,881,562   43,962,432     94,741,243  165,191,244
    Reinvestment of distributions                                                                          1,755,443    9,149,605
    Redemptions of shares                                                     (32,861,069) (20,298,478)  (90,935,122) (177,755,485)
                                                                              -----------  -----------   ------------ ------------

    Net increase (decrease) in net assets resulting from share transactions   14,020,493   23,663,954      5,561,564   (3,414,636)
                                                                              -----------  -----------   ------------ ------------

    Total increase (decrease) in net assets                                   18,573,778   22,411,816     22,260,386  (89,018,026)

NET ASSETS:
    Beginning of period                                                       36,907,121   14,495,305    430,002,936  519,020,962
                                                                              -----------  -----------   ------------ ------------

    End of period  (1)                                                      $ 55,480,899 $ 36,907,121  $ 452,263,322  430,002,936
                                                                              ===========  ===========   ============ ============

OTHER INFORMATION:

SHARES:
    Sold                                                                      17,623,790   17,034,264      9,721,955   14,474,963
    Issued in reinvestment of distributions                                                                  177,948      771,052
    Redeemed                                                                  (12,542,914) (6,566,394)    (9,289,451) (15,292,582)
                                                                              -----------  -----------   ------------ ------------

    Net increase (decrease)                                                    5,080,876   10,467,870        610,452      (46,567)
                                                                              ===========  ===========   ============ ============

(1) Including undistributed net investment income (loss)                    $    (87,504)$             $   1,594,453      707,649

See notes to financial statements.                                                                                     (Concluded)

The Orchard Series Fund

Orchard DJIA (SM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 6.98%
           2,639 Boeing Co
    71,992
           2,639 United Technologies Corp
   163,117

$  235,109

AUTOMOBILES --- 2.83%
           2,639 General Motors Corp
    95,136

$   95,136

BANKS --- 2.30%
           2,639 JP Morgan Chase & Co
    77,455

$   77,455

CHEMICALS --- 3.34%
           2,639 EI du Pont de Nemours & Co
   112,237

$  112,237

COMPUTER HARDWARE & SYSTEMS --- 7.94%
           2,638 Hewlett-Packard Co
    42,999
           2,639 International Business Machines Corp
   224,051

$  267,050

COMPUTER SOFTWARE & SERVICES --- 2.01%
           2,638 Microsoft Corp
    67,454

$   67,454

CONGLOMERATES --- 12.20%
           2,639 3M Co
   332,618
           2,639 General Electric Co
    77,719

$  410,337

ELECTRONICS - SEMICONDUCTOR --- 1.44%
           2,638 Intel Corp
    48,539

$   48,539

FINANCIAL SERVICES --- 6.05%
           2,639 American Express Co
    99,913
           2,639 Citigroup Inc
   103,581

$  203,494

FOOD & BEVERAGES --- 3.17%
           2,639 Coca-Cola Co
   106,616

$  106,616

GOLD, METALS & MINING --- 1.80%
           2,638 Alcoa Inc
    60,489

$   60,489

HOUSEHOLD GOODS --- 7.05%
           2,639 Procter & Gamble Co
   237,114

$  237,114

LEISURE & ENTERTAINMENT --- 1.46%
           2,638 Walt Disney Co
    49,225

$   49,225

MACHINERY --- 4.13%
           2,639 Caterpillar Inc
   138,811

$  138,811

MANUFACTURING --- 1.85%
           2,638 Honeywell International Inc
    62,257

$   62,257

OIL & GAS --- 2.76%
           2,639 Exxon Mobil Corp
    92,893

$   92,893

PAPER & FOREST PRODUCTS --- 2.80%
           2,639 International Paper Co
    94,344

$   94,344

PHARMACEUTICALS --- 8.99%
           2,639 Johnson & Johnson
   148,734
           2,639 Merck & Co Inc
   153,537

$  302,271

PHOTOGRAPHY/IMAGING --- 2.35%
           2,639 Eastman Kodak Co
    78,932

$   78,932

RESTAURANTS --- 1.34%
           2,638 McDonald's Corp
    45,110

$   45,110

RETAIL --- 6.63%
           2,639 Home Depot Inc
    74,235
           2,639 Wal-Mart Stores Inc
   148,628

$  222,863

TELEPHONE & TELECOMMUNICATIONS --- 3.17%
           2,638 AT&T Corp
    44,978
           2,638 SBC Communications Inc
    61,624

$  106,602

TOBACCO --- 2.41%
           2,639 Altria Group Inc
    81,176

$   81,176

UNIT INVESTMENT TRUST --- 4.26%
           1,690 DIAMONDS Trust Series I
   143,413

$  143,413

TOTAL COMMON STOCK --- 99.26%
$3,338,927
(Cost $3,275,191)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 0.74%
          25,000 United States of America (1)
    24,959
          1.060%, June 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.74%
$   24,959
(Cost $24,959)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100.0%
$3,363,886
(Cost $3,300,150)

Legend
(1)Collateral for Futures
See Notes to Financial Statements

The Orchard Series Fund

Orchard Index 600 Fund

BONDS

DISTRIBUTORS --- 0.00%
           1,377 TIMCO Aviation Services Inc @
         0
            Call Conv Unsec Jr Sub Notes
            8.000% January 2, 2007

$        0

TOTAL BONDS --- 0.00%
$        0
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 1.76%
           8,096 AAR Corp
    31,412
           9,851 Alliant Techsystems Inc*
   529,177
           6,911 Cubic Corp
   134,004
           2,649 Curtiss-Wright Corp
   159,602
           5,796 DRS Technologies Inc*
   162,346
           5,095 EDO Corp
    96,041
           4,137 Engineered Support Systems Inc
   143,678
           4,381 InVision Technologies Inc*
   104,093
           4,104 Triumph Group Inc*
   107,853

$1,468,206

AGRICULTURE --- 0.60%
           9,208 Corn Products International Inc
   275,135
           9,862 Delta & Pine Land Co
   229,390

$  504,525

AIRLINES --- 0.45%
          11,710 Atlantic Coast Airlines Holdings Inc*
    97,779
           7,494 Frontier Airlines Inc*
    45,339
           8,000 Mesa Air Group Inc*
    43,040
          14,898 SkyWest Inc
   190,545

$  376,703

AUTO PARTS & EQUIPMENT --- 0.37%
           4,917 Applied Industrial Technologies Inc
    90,915
           6,495 Intermet Corp
    24,161
           3,812 Midas Inc*
    30,687
           3,138 Standard Motor Products Inc
    36,244
           5,507 TBC Corp*
    88,112
          14,051 Tower Automotive Inc*
    39,343

$  309,462

BANKS --- 9.71%
           6,321 Anchor Bancorp Wisconsin Inc
   146,331
           6,458 BankUnited Financial Corp*
   121,992
           5,865 Boston Private Financial Holdings Inc
   110,555
           9,373 Chittenden Corp
   253,540
          11,668 Commercial Federal Corp
   251,095
          10,111 Community First Bankshares Inc
   272,198
          13,181 Cullen/Frost Bankers Inc
   432,205
           6,660 Dime Community Bancshares
   153,580
           7,211 Downey Financial Corp
   316,563
           6,166 East West Bancorp Inc
   208,719
          10,316 First BanCorp
   318,455
          12,104 First Midwest Bancorp Inc
   335,160
           3,713 First Republic Bank*
    93,196
           4,377 FirstFed Financial Corp*
   142,209
           7,587 Flagstar Bancorp Inc
   251,130
           2,991 GBC Bancorp
    82,163
          11,621 Hudson United Bancorp
   387,444
           7,176 Irwin Financial Corp
   170,071
           6,006 MAF Bancorp Inc
   202,763
           6,440 New Century Financial Corp
   237,185
           6,336 Provident Bankshares Corp
   160,934
          14,700 Republic Bancorp Inc*
   190,953
           7,375 Riggs National Corp
   102,070
           6,165 Seacoast Financial Services Corp
   116,334
          12,227 South Finanical Group Inc
   299,562
           8,740 Southwest Bancorp of Texas Inc*
   296,985
          15,554 Staten Island Bancorp Inc
   266,907
          11,358 Sterling Bancshares Inc
   135,228
          10,233 Susquehanna Bancshares Inc
   232,801
          19,174 TrustCo Bank Corp NY
   199,985
          10,858 UCBH Holdings Inc
   276,228
          10,888 United Bankshares Inc
   314,445
          17,941 Washington Federal Inc
   391,114
           8,529 Waypoint Financial Corp
   155,654
          10,332 Whitney Holding Corp
   349,015
           4,442 Wintrust Financial Corp
   135,037

$8,109,806

BIOTECHNOLOGY --- 1.90%
           6,010 ArQule Inc*
    23,679
          14,922 Bio-Technology General Corp*
    51,630
           3,832 Bosite Diagnostics Inc*
   163,550
          14,239 Cephalon Inc*
   581,521
           7,367 Enzo Biochem Inc*
   110,284
           8,878 IDEXX Laboratories Inc*
   346,242
          11,374 Regeneron Pharmaceuticals Inc*
    71,997
          10,726 Techne Corp*
   238,224

$1,587,127

BUILDING MATERIALS --- 0.83%
           6,906 Apogee Enterprises Inc
    71,408
           5,046 ElkCorp
   102,182
          14,923 Lennox International Inc
   221,756
           6,327 Simpson Manufacturing Co Inc*
   222,204
           4,499 Universal Forest Products Inc
    79,182

$  696,732

CHEMICALS --- 1.51%
           5,796 Arch Chemicals Inc
   123,629
           6,726 Cambrex Corp
   117,032
           8,352 Georgia Gulf Corp
   188,755
           7,333 HB Fuller Co*
   179,878
           8,308 MacDermid Inc
   188,841
           3,535 Material Sciences Corp*
    28,457
           7,110 OM Group Inc
    82,903
          10,112 Omnova Solutions Inc*
    35,898
           1,955 Penford Corp
    26,373
          23,725 PolyOne Corp
   109,610
           2,422 Quaker Chemical Corp
    54,132
           7,624 Schulman (A) Inc*
   124,721

$1,260,229

COMMUNICATIONS - EQUIPMENT --- 0.74%
           7,910 Allen Telecom Inc*
   107,022
           5,823 Audiovox Corp Class A*
    41,926
           2,754 Bel Fuse Inc Class B
    54,254
           2,938 Brooktrout Inc*
    14,308
          11,603 Cable Design Technologies Corp*
    80,177
           2,809 Concerto Software Inc*
    12,781
          15,249 Harmonic Inc*
    52,914
           6,378 Inter-Tel Inc
   104,918
           3,713 SBS Technologies Inc*
    30,409
          10,937 SymmetriCom Inc*
    45,060
           6,765 ViaSat Inc*
    71,980

$  615,749

COMPUTER HARDWARE & SYSTEMS --- 0.19%
           5,532 Digi International Inc*
    23,456
           5,715 Network Equipment Technologies Inc*
    40,977
           4,210 Standard Microsystems Corp*
    53,299
           3,462 TALX Corp
    44,037

$  161,769

COMPUTER SOFTWARE & SERVICES --- 4.83%
           3,779 ANSYS Inc*
    99,955
          10,919 American Management Systems Inc*
   134,304
           6,856 Avid Technology Inc*
   188,334
           5,016 BARRA Inc*
   163,772
           5,003 Bell Microproducts Inc*
    22,914
           7,411 CACI International Inc Class A*
   258,866
          16,352 CIBER Inc*
    88,791
           7,761 Captaris Inc*
    24,835
           5,861 Carreker Corp*
    22,037
           3,324 Catapult Communications Corp*
    29,417
           4,353 Concord Communications Inc*
    54,978
          10,333 Dendrite International Inc*
   105,810
           9,291 FileNET Corp*
   142,988
           5,624 Gerber Scientific Inc*
    46,398
           6,593 Hutchinson Technology Inc*
   155,859
           9,009 Hyperion Solutions Corp*
   254,775
           7,206 JDA Software Group Inc*
    81,140
           5,144 Kronos Inc*
   234,669
           4,492 MICROS Systems Inc*
   112,435
           6,332 MRO Software Inc*
    54,265
           7,460 Manhattan Associates Inc*
   180,457
           3,880 MapInfo Corp*
    19,594
           7,650 NYFIX Inc*
    36,720
           8,699 Netegrity Inc*
    41,233
           4,966 PC-Tel Inc*
    45,588
           6,147 Phoenix Technologies Ltd*
    27,846
           8,630 Progress Software Corp*
   168,199
           3,940 QRS Corp*
    20,488
           4,496 RadiSys Corp*
    38,036
           7,102 Radiant Systems Inc*
    44,956
           6,661 Rainbow Technologies Inc*
    59,683
           5,062 Roxio Inc*
    26,576
           4,130 SCM Microsystems Inc*
    15,777
          10,500 SERENA Software Inc*
   165,480
           4,360 SPSS Inc*
    53,977
           8,714 Systems & Computer Tech Corp*
    62,479
          10,263 THQ Inc*
   145,016
          10,572 Take-Two Interactive Software Inc*
   237,870
           8,997 Verity Inc*
   148,720
           5,556 Websense Inc*
    79,284
           5,300 ZixIt Corp*
    25,811
          12,082 eFunds Corp*
   110,550

$4,030,882

COSMETICS & PERSONAL CARE --- 0.36%
          17,154 NBTY Inc*
   265,887
           3,499 Nature's Sunshine Products Inc
    33,136

$  299,023

DISTRIBUTORS --- 1.21%
           2,894 Nash-Finch Co
    36,175
           8,816 Owens & Minor Inc
   163,978
          11,655 Performance Food Group Co*
   408,857
          11,218 Priority Healthcare Corp*
   255,770
           4,942 United Natural Foods Inc*
   144,257

$1,009,037

ELECTRIC COMPANIES --- 1.25%
          12,399 Avista Corp
   146,680
           4,133 CH Energy Group Inc
   173,793
           3,043 Central Vermont Public Service Corp
    53,831
          12,157 Cleco Corp*
   182,355
          12,894 El Paso Electric Co*
   146,218
           1,241 Green Mountain Power Corp
    25,937
           9,506 NorthWestern Corp
    23,005
           3,739 UIL Holdings Corp
   135,015
           8,678 UniSource Energy Corp
   154,729

$1,041,563

ELECTRONIC INSTRUMENT & EQUIP --- 6.68%
           7,510 AO Smith Corp
   223,948
          10,722 Acuity Brands Inc
   163,296
          15,559 Aeroflex Inc*
    83,707
          35,656 Alpha Industries Inc*
   190,760
           9,669 Anixter International Inc*
   222,194
           9,770 Artesyn Technologies Inc*
    40,936
           5,560 AstroPower Inc*
    16,458
           3,666 BEI Technologies Inc.
    31,381
           8,818 Baldor Electric Co
   196,112
           6,465 Belden Inc
    76,869
           6,269 Benchmark Electronics Inc*
   162,681
           4,989 Black Box Corp
   158,401
           5,973 Brady Corp Class A
   200,155
           6,657 C&D Technologies Inc
    88,538
           9,246 C-COR.net Corp*
    31,529
           8,422 Checkpoint Systems Inc*
   112,434
           7,560 Coherent Inc*
   173,880
           5,413 Cohu Inc
    97,488
           7,176 Electro Scientific Industries Inc*
    96,374
           4,382 Flir Systems Inc*
   228,215
           5,498 Global Imaging Systems Inc*
   101,713
           8,321 Harman International Industries Inc
   554,095
           3,660 ICU Medical Inc*
   116,315
           5,224 Itron Inc*
   104,584
           3,936 Keithley Instruments Inc
    48,019
           6,120 MagneTek Inc*
    13,219
           5,483 Mercury Computer Systems Inc*
   115,143
           9,373 Methode Electronics Inc Class A
    98,417
           5,099 Park Electrochemical Corp
    90,966
           4,125 Photon Dynamics Inc*
    90,338
           8,291 Pioneer-Standard Electronics Inc
    80,340
           3,504 Planar Systems Inc*
    61,635
           4,094 Rogers Corp*
   135,511
          10,372 Technitrol Inc*
   163,774
           8,325 Teledyne Technologies Inc*
   117,216
           5,403 Three-Five Systems Inc*
    27,555
           7,016 Trimble Navigation Ltd*
   177,154
           7,536 Veeco Instruments Inc*
   121,254
          10,745 Vicor Corp*
    72,206
           6,633 Watsco Inc
   102,745
           5,141 X-Rite Inc
    52,387
           8,050 Zebra Technologies Corp Class A*
   536,694

$5,576,636

ELECTRONICS - SEMICONDUCTOR --- 3.27%
           7,941 ATMI Inc*
   167,547
           6,243 Actel Corp*
   123,674
          27,704 Adaptec Inc*
   189,495
           8,316 Advanced Energy Industries Inc*
    79,917
           9,036 Alliance Semiconductor Corp*
    34,156
          25,407 Axcelis Technologies Inc*
   144,312
           9,468 Brooks Automation Inc*
    80,194
           8,813 Cymer Inc*
   251,611
           7,016 DSP Group Inc*
   146,634
           4,674 DuPont Photomasks Inc*
    86,890
          10,946 ESS Technology Inc*
    75,746
          10,340 Exar Corp*
   152,515
           8,426 FEI Company*
   154,112
           6,770 Helix Technology Corp
    77,990
          17,960 Kopin Corp*
    86,388
          12,856 Kulicke & Soffa Industries Inc*
    66,723
           7,335 Microsemi Corp*
    86,040
           6,547 Pericom Semiconductor Corp*
    55,519
           8,290 Photronics Inc*
   104,205
           7,363 Power Integrations Inc*
   162,958
           4,112 Rudolph Technologies Inc*
    62,132
           3,216 Supertex Inc*
    51,295
           5,864 Ultratech Stepper Inc*
    83,093
           8,819 Varian Semiconductor Equipment Associates Inc*
   203,278

$2,726,424

ENGINEERING & CONSTRUCTION --- 1.12%
           1,607 Butler Manufacturing Co
    26,323
           3,854 EMCOR Group Inc*
   196,824
           7,375 Florida Rock Industries Inc
   280,250
          19,462 Massey Energy Co
   202,989
           5,447 Texas Industries Inc
   107,524
           8,343 URS Corp*
   118,471

$  932,381

FINANCIAL SERVICES --- 0.84%
           6,945 Jefferies Group Inc
   269,605
          12,713 Raymond James Financial Inc
   364,609
           4,296 SWS Group Inc
    71,185

$  705,399

FOOD & BEVERAGES --- 1.32%
           4,563 American Italian Pasta Co Class A*
   201,228
           2,334 Coca-Cola Bottling Co Consolidated
   118,352
           7,742 Flowers Foods Inc*
   219,099
           8,806 Hain Celestial Group Inc*
   151,992
           4,961 International Multifoods Corp*
    95,003
           2,309 J&J Snack Foods Corp*
    72,318
           7,547 Lance Inc
    55,848
           7,461 Ralcorp Holdings Inc*
   185,779

$1,099,619

GOLD, METALS & MINING --- 0.70%
           4,030 AM Castle & Co*
    18,619
           5,195 Century Aluminum Co
    34,547
           2,587 Cleveland-Cliffs Inc*
    46,566
           7,330 Commercial Metals Co
   113,322
           3,878 Commonwealth Industries Inc
    18,808
           3,920 IMCO Recycling Inc*
    27,048
           4,196 Quanex Corp
   120,677
          12,295 Steel Dynamics Inc*
   148,770
           2,470 Steel Technologies Inc
    27,121
          11,054 Stillwater Mining Co*
    29,846

$  585,324

HARDWARE & TOOLS --- 0.97%
           7,966 Scotts Co Class A*
   453,664
           6,434 Toro Co
   240,053
           4,286 WD-40 Co
   113,365

$  807,082

HEALTH CARE RELATED --- 4.10%
           5,280 AMERIGROUP Corp*
   153,754
          12,283 Accredo Health Inc*
   181,420
           5,312 AmSurg Corp*
   137,953
           2,800 Centene Corp*
    89,698
           4,818 Cryolife Inc*
    36,617
           3,045 Curative Health Services Inc*
    38,063
          16,327 Hooper Holmes Inc
    98,778
           4,236 Impath Inc*
    62,269
           5,485 MAXIMUS Inc*
   132,189
          12,351 Mid Atlantic Medical Services Inc*
   537,886
           8,985 NDCHealth Corp
   172,961
          12,957 Orthodontic Centers of America Inc*
    75,151
           6,567 PAREXEL International Corp*
    84,846
           6,523 Pediatrix Medical Group Inc*
   207,888
          14,344 Pharmaceutical Product Development Inc*
   375,382
          12,566 Province Healthcare Co*
   125,660
           4,105 RehabCare Group Inc*
    71,755
          12,491 Renal Care Group Inc*
   404,708
           7,047 Sierra Health Services Inc*
   116,980
           5,754 Sunrise Assisted Living Inc*
   155,358
          23,072 US Oncology Inc*
   165,657

$3,424,973

HEAVY TRUCKS & PARTS --- 0.36%
           4,297 Oshkosh Truck Corp
   240,632
           6,513 Wabash National Corp*
    61,092

$  301,724

HOMEBUILDING --- 2.07%
          12,707 Champion Enterprises Inc*
    30,751
           8,961 Fleetwood Enterprises Inc*
    45,163
           6,845 MDC Holdings Inc
   315,555
           1,841 NVR Inc*
   658,618
           6,625 Ryland Group Inc
   359,274
           2,103 Skyline Corp
    62,249
           8,444 Standard Pacific Corp
   255,431

$1,727,041

HOTELS/MOTELS --- 0.22%
           7,604 Marcus Corp
   107,977
          11,456 Prime Hospitality Corp*
    76,297

$  184,274

HOUSEHOLD GOODS --- 1.10%
           5,921 Applica Inc*
    31,085
           2,981 Bassett Furniture Industries Inc
    36,636
           9,752 Ethan Allen Interiors Inc
   328,447
           7,508 Fedders Corp
    26,278
          13,023 Interface Inc
    46,883
          14,645 La-Z-Boy Inc
   286,017
           3,418 Libbey Inc
    76,837
           1,727 National Presto Industries Inc
    51,119
           2,790 Salton Inc*
    35,712

$  919,014

INSURANCE RELATED --- 2.37%
           5,320 Delphi Financial Group Inc Class A
   234,346
          19,456 Fremont General Corp
   182,108
           8,785 Hilb Rogal & Hamilton Co
   312,307
           4,706 LandAmerica Financial Group Inc
   193,275
           5,569 Philadelphia Consolidated Holding Corp*
   217,247
           7,366 Presidential Life Corp
    59,517
           6,377 RLI Corp
   188,440
           2,499 SCPIE Holdings Inc
    23,116
           6,829 Selective Insurance Group Inc
   171,340
           4,587 Stewart Information Services Corp*
   122,381
          12,460 UICI*
   148,274
           4,855 Zenith National Insurance Corp
   125,016

$1,977,367

LEISURE & ENTERTAINMENT --- 2.57%
           5,714 Arctic Cat Inc
   104,109
           7,482 Argosy Gaming Corp*
   152,408
           9,352 Aztar Corp*
   133,172
           8,418 Bally Total Fitness*
    53,454
           3,989 Coachmen Industries Inc
    50,461
           3,744 Huffy Corp*
    21,678
           6,185 JAKKS Pacific Inc*
    80,405
           6,834 K2 Inc*
    65,128
           4,715 Meade Instruments Corp*
    12,589
          11,813 Midway Games Inc*
    37,211
           7,476 Monaco Coach Corp*
   101,076
           8,419 Nautilus Group Inc*
   106,921
           6,556 Pinnacle Entertainment Inc*
    35,009
           5,864 Polaris Industries Inc
   310,030
           6,010 SCP Pool Corp*
   198,390
           4,365 Shuffle Master Inc*
    99,959
           6,830 Sturm Ruger & Co Inc
    60,787
           7,385 Thor Industries Inc
   236,172
           7,979 WMS Industries Inc*
   107,637
           4,856 Winnebago Industries Inc
   179,769

$2,146,365

MACHINERY --- 0.89%
           4,122 Gardner Denver Inc*
    81,739
           6,826 Manitowoc Co Inc
   126,964
           8,580 Milacron Inc
    44,788
           7,224 Stewart & Stevenson Services Inc
    96,874
          22,059 Timken Co
   390,444

$  740,809

MANUFACTURING --- 6.62%
           8,358 Albany International Corp Class A
   198,419
           9,276 AptarGroup Inc
   319,280
           7,632 Armor Holdings Inc*
    91,966
           4,983 Astec Industries Inc*
    40,761
           5,189 Barnes Group Inc
   109,177
           5,591 Briggs & Stratton Corp
   252,378
           4,044 Brush Engineered Materials Inc*
    21,433
           6,434 CLARCOR Inc
   240,696
           8,591 CTS Corp
    71,735
           4,297 CUNO Inc*
   154,004
          10,990 Cognex Corp*
   240,571
           5,436 Dionex Corp*
   187,058
           5,269 Esterline Technologies Corp*
    93,525
          10,964 GenCorp Inc
    83,326
          11,722 Graco Inc
   359,865
           8,465 Griffon Corp*
   115,293
           8,394 IDEX Corp
   267,349
           6,863 Insituform Technologies Inc Class A*
   109,465
           4,273 Intermagnetics General Corp*
    83,024
           4,451 Ionics Inc*
    84,569
          10,776 JLG Industries Inc
    58,621
           5,822 Kaman Corp Class A
    58,278
           7,763 Kaydon Corp
   173,115
           2,389 Lawson Products Inc
    64,503
           3,043 Lindsay Manufacturing Co
    66,185
           3,954 Lydall Inc*
    37,563
           8,847 Mueller Industries Inc*
   226,041
           7,787 Myers Industries Inc
    78,181
          10,160 Paxar Corp*
   104,953
           5,231 RTI International Metals Inc*
    52,833
           6,473 Regal-Beloit Corp
   111,012
           8,211 Reliance Steel & Aluminum Co
   139,587
           3,643 Robbins & Myers Inc
    62,623
           8,100 Roper Industries Inc
   247,779
           6,310 Ryerson Tull Inc
    47,388
           3,392 SPS Technologies Inc*
    89,481
           9,765 Shaw Group Inc*
   113,762
           3,043 Standex International Corp
    64,238
           4,424 Thomas Industries Inc
   119,006
           9,915 Tredegar Corp
   127,507
           6,173 Valmont Industries Inc
   119,262
           6,999 Watts Industries Inc Class A
   114,434
           3,099 Wolverine Tube Inc*
    16,735
           2,894 Woodward Governor Co
   107,136

$5,524,117

MEDICAL PRODUCTS --- 4.60%
           7,434 Advanced Medical Optics Inc*
   104,299
           8,383 American Medical Systems Holdings Inc*
   133,038
           3,435 Analogic Corp
   164,021
           5,325 ArthroCare Corp*
    81,366
           7,412 CONMED Corp*
   129,117
           7,981 Cooper Cos Inc
   222,670
           3,822 Datascope Corp
   109,305
           7,370 Diagnostic Products Corp
   291,115
           6,266 Haemonetics Corp*
   111,096
           4,945 Hologic Inc*
    44,505
           5,651 Inamed Corp*
   210,726
           6,995 Integra LifeSciences Holdings*
   186,697
           7,715 Invacare Corp
   246,494
          11,976 Mentor Corp
   221,676
           4,326 Osteotech Inc*
    45,250
           3,201 PolyMedica Corp
   119,237
           4,478 Possis Medical Inc*
    85,978
           8,536 ResMed Inc*
   313,100
           8,675 Respironics Inc*
   333,294
           6,372 Sola International Inc*
    89,272
           4,475 SurModics Inc*
   162,622
           9,825 Sybron Dental Specialties Inc*
   199,939
           7,549 Theragenics Corp*
    33,744
           6,784 Viasys Healthcare Inc*
   109,901
           3,364 Vital Signs Inc
    95,874

$3,844,336

OFFICE EQUIPMENT & SUPPLIES --- 0.64%
           4,617 Imagistics International Inc*
    99,358
           3,361 New England Business Service Inc
    85,537
           7,281 Standard Register Co
   125,816
           8,390 United Stationers Inc*
   227,453

$  538,164

OIL & GAS --- 5.71%
           3,511 Atwood Oceanics Inc*
    91,462
           8,301 Cabot Oil & Gas Corp Class A
   203,375
           9,645 Cal Dive International Inc*
   155,285
           3,977 Carbo Ceramics Inc
   149,615
          10,515 Cimarex Energy Co*
   207,146
           4,389 Dril-Quip Inc*
    67,503
           4,905 Evergreen Resources Inc*
   233,233
           6,762 Frontier Oil Corp
   114,413
           5,819 Hydril Co*
   138,550
          12,768 Input/Output Inc*
    39,708
           7,365 Lone Star Technologies Inc*
   156,359
          10,767 Maverick Tube Corp*
   191,545
          13,316 Newfield Exploration Co*
   457,937
           4,870 Nuevo Energy Co*
    65,258
           6,401 Oceaneering International Inc*
   144,407
           5,822 Offshore Logistics Inc*
   110,618
           7,029 Patina Oil & Gas Corp
   242,711
           6,089 Plains Resources Inc*
    73,799
           3,226 Prima Energy Corp*
    63,330
           6,785 Remington Oil & Gas Corp*
   106,321
           5,152 SEACOR SMIT Inc*
   184,545
           8,572 Spinnaker Exploration Company*
   183,441
           7,217 St Mary Land & Exploration Co
   184,900
           6,802 Stone Energy Corp*
   238,954
           6,855 Swift Energy Co*
    57,034
           3,671 TETRA Technologies Inc*
    97,649
          10,134 Tom Brown Inc*
   248,486
          11,193 Unit Corp*
   219,383
           8,651 Veritas DGC Inc*
    59,259
          16,365 Vintage Petroleum Inc
   160,050
           6,986 W-H Energy Services Inc*
   125,748

$4,772,024

PAPER & FOREST PRODUCTS --- 0.50%
           9,393 Buckeye Technologies Inc*
    49,783
           7,086 Caraustar Industries Inc*
    48,752
           3,931 Chesapeake Corp
    70,601
           3,023 Deltic Timber Corp
    73,943
           3,904 Pope & Talbot Inc
    51,884
           8,904 Rock-Tenn Co Class A
   119,314

$  414,277

PERSONAL LOANS --- 0.21%
           6,335 Cash America International Inc
    64,997
           4,807 Financial Federal Corp*
   107,677

$  172,674

PHARMACEUTICALS --- 1.06%
          13,261 Alpharma Inc Class A
   247,318
           3,687 CIMA Labs Inc*
    89,041
           6,521 MGI Pharma Inc*
    94,163
           6,892 Medicis Pharmaceutical Corp Class A*
   397,255
           5,841 Noven Pharmaceuticals Inc*
    56,249

$  884,026

PHOTOGRAPHY/IMAGING --- 0.23%
           6,890 Concord Camera Corp*
    38,722
          16,132 Pinnacle Systems Inc*
   152,447

$  191,169

POLLUTION CONTROL --- 0.29%
           7,216 Waste Connections Inc*
   242,746

$  242,746

PRINTING & PUBLISHING --- 0.56%
           8,687 Bowne & Co Inc
    97,989
           3,459 Consolidated Graphics Inc*
    66,067
           5,533 Information Holdings Inc*
    96,274
           7,199 John H Harland Co
   172,416
           3,656 Thomas Nelson Inc*
    33,818

$  466,564

RAILROADS --- 0.21%
          15,749 Kansas City Southern Industries Inc*
   174,341

$  174,341

REAL ESTATE --- 1.75%
           7,229 Capital Automotive REIT
   187,159
           5,836 Colonial Properties Trust
   198,482
           5,416 Essex Property Trust Inc
   297,718
           6,289 Gables Residential Trust
   178,482
           7,168 Glenborough Realty Trust Inc
   118,845
           7,098 Kilroy Realty Corp
   176,172
           9,222 Shurgard Storage Centers Inc
   301,283

$1,458,141

RESTAURANTS --- 2.91%
           7,350 AFC Enterprises Inc*
   116,130
           7,111 CEC Entertainment Inc*
   214,112
           5,432 IHOP Corp*
   142,862
           9,439 Jack In The Box Inc*
   168,014
           7,174 Landry's Seafood Restaurants Inc
   134,154
           5,422 Lone Star Steakhouse & Saloon Inc
   113,699
           5,108 O'Charley's Inc*
   103,386
           6,474 PF Changs China Bistro Inc*
   271,261
           7,524 Panera Bread Co Class A*
   256,042
           4,831 Papa John's International Inc*
   114,881
           5,684 Rare Hospitality International Inc*
   165,575
          11,181 Ryan's Family Steak Houses Inc*
   138,533
          10,035 Sonic Corp*
   271,045
           6,796 Steak N Shake Co*
    78,630
           5,260 Triarc Cos Inc*
   145,702

$2,434,026

RETAIL --- 6.39%
           4,847 Advanced Marketing Services Inc
    57,098
          11,578 AnnTaylor Stores Corp*
   273,935
           3,316 Building Materials Holding Corp
    41,152
          11,494 Burlington Coat Factory Warehouse Corp
   204,019
          12,833 Casey's General Stores Inc
   166,187
           6,603 Cato Corp Class A
   135,362
           6,726 Children's Place Retail Stores Inc*
   102,235
           6,671 Christopher & Banks Corp*
   167,842
           5,627 Cost Plus Inc*
   172,918
           7,539 Dress Barn Inc*
   113,236
           5,122 Footstar Inc*
    47,379
           6,630 Freds Inc
   215,144
           5,620 Genesco Inc*
    84,300
           8,208 Goody's Family Clothing Inc*
    40,383
           9,634 Great Atlantic & Pacific Tea Co Inc*
    58,767
           5,816 Group 1 Automotive Inc*
   159,998
           7,535 Gymboree Corp*
   125,910
           4,791 Hancock Fabrics Inc
    74,740
           5,489 Haverty Furniture Inc
    77,120
           8,023 Hot Topic Inc*
   196,162
           6,147 Hughes Supply Inc
   172,546
          11,926 Insight Enterprises Inc*
    89,922
           5,056 J Jill Group Inc*
    72,554
           5,045 Jo-Ann Stores Inc Class A*
   131,170
          11,382 Linens 'n Things Inc*
   241,185
          10,264 Men's Wearhouse Inc*
   170,896
           8,200 Movie Gallery Inc*
   151,626
          13,756 O'Reilly Automotive Inc*
   408,003
          12,743 Pacific Sunwear of California Inc*
   290,923
          13,341 Pep Boys - Manny Moe & Jack
   114,199
           4,772 School Specialty Inc*
    88,616
           7,490 ShopKo Stores Inc*
    90,105
          10,774 Stein Mart Inc*
    58,934
           4,695 Tractor Supply Co*
   198,833
           3,691 Ultimate Electronics Inc*
    31,189
           5,000 Urban Outfitters Inc*
   149,100
           7,492 Wet Seal Inc Class A*
    76,418
           8,285 Zale Corp*
   289,478

$5,339,584

SHOES --- 0.66%
           4,565 Brown Shoe Co Inc
   133,435
           4,609 K-Swiss Inc
   137,026
           9,981 Stride Rite Corp
    87,933
          10,465 Wolverine World Wide Inc
   192,975

$  551,369

SPECIALIZED SERVICES --- 6.24%
           3,186 4Kids Entertainment Inc*
    49,064
          12,679 ABM Industries Inc
   175,604
           5,135 ADVO Inc*
   201,908
           3,797 AT Cross Co Class A*
    19,441
           5,617 Aaron Rents Inc
   125,540
           4,618 Action Performance Cos Inc
    85,387
           7,087 Administaff Inc*
    45,286
           2,211 Angelica Corp
    37,123
           7,632 Arbitron Inc*
   259,946
           4,995 CDI Corp*
   139,510
           1,966 CPI Corp
    26,246
           9,318 Central Parking Corp
    93,180
           9,167 Cerner Corp*
   183,157
           2,484 Chemed Corp
    86,592
           5,585 Coinstar Inc*
   102,150
           3,325 Department 56 Inc*
    39,235
           6,075 Duane Reade Inc*
    81,709
           3,385 Enesco Group Inc*
    26,809
           8,726 FactSet Research Systems Inc
   303,665
          11,962 Fossil Inc*
   218,665
           5,361 G&K Services Inc Class A
   146,516
           9,550 Global Payments Inc
   296,146
           4,711 Heidrick & Struggles International Inc*
    65,954
          11,636 ITT Educational Services Inc*
   343,262
           2,880 Insurance Auto Auctions Inc*
    34,848
          10,073 Kroll Inc*
   224,628
          10,651 Labor Ready Inc*
    68,699
           3,294 MemberWorks Inc*
    72,237
           3,704 Mobile Mini Inc*
    58,745
           6,705 NCO Group Inc*
   112,309
           6,599 On Assignment Inc*
    31,675
          16,379 PRG-Schultz International Inc*
   104,498
           6,376 Pegasus Solutions Inc*
    75,874
           4,622 Pre-Paid Legal Services Inc*
   106,583
          11,253 Regis Corp
   318,797
           5,291 Russ Berrie & Co Inc
   173,968
           4,409 SOURCECORP Inc*
    69,662
          15,292 Spherion Corp*
    66,520
           3,673 StarTek Inc*
   101,595
          13,782 Tetra Tech Inc*
   213,621
           3,812 Volt Information Sciences Inc*
    50,433
           8,517 Watson Wyatt & Company Holdings*
   173,747

$5,210,534

TELEPHONE & TELECOMMUNICATIONS --- 0.31%
           4,414 Boston Communications Group Inc*
    79,849
          14,433 General Communication Inc Class A*
    89,355
           6,281 Metro One Telecommunications*
    40,638
           3,446 Tollgrade Communications Inc*
    50,001

$  259,843

TEXTILES --- 1.48%
           3,213 Ashworth Inc*
    18,378
           1,606 Haggar Corp
    16,702
           6,605 Kellwood Co
   195,640
           8,701 Nautica Enterprises Inc*
    99,017
           3,107 OshKosh B'Gosh Inc Class A
    94,391
           1,910 Oxford Industries Inc
    63,985
           7,854 Phillips-Van Heusen Corp
   104,301
           7,007 Quiksilver Inc*
   228,428
           8,321 Russell Corp
   159,098
           8,812 Too Inc*
   163,551
           8,079 Wellman Inc
    92,424

$1,235,915

TOBACCO --- 0.19%
          11,596 DIMON Inc
    76,070
           3,864 Schweitzer-Mauduit International Inc
    84,583

$  160,653

TRANSPORTATION --- 2.20%
           6,441 Arkansas Best Corp
   163,279
           5,544 Forward Air Corp*
   139,487
          12,911 Heartland Express Inc*
   296,953
           6,220 Kirby Corp*
   162,715
           9,584 Knight Transportation Inc*
   230,974
           4,085 Landstar System Inc*
   253,801
           5,001 Roadway Corp
   185,337
           6,961 USFreightways Corp
   198,458
           7,591 Yellow Corp*
   202,680

$1,833,684

UNIT INVESTMENT TRUST --- 0.01%
             100 iShares S&P SmallCap 600 Index Fund
     9,932

$    9,932

UTILITIES --- 2.82%
          11,715 Atmos Energy Corp
   266,868
           2,867 Cascade Natural Gas Corp
    54,674
           8,942 Energen Corp
   293,298
           4,915 Laclede Group Inc
   118,452
           4,168 NUI Corp
    58,644
           6,981 New Jersey Resources Corp
   239,099
           6,599 Northwest Natural Gas Co
   170,452
           8,565 Piedmont Natural Gas Co Inc
   319,988
          14,360 Southern Union Co*
   200,322
           8,579 Southwest Gas Corp
   178,100
           8,728 Southwestern Energy Co*
   116,170
          10,762 UGI Corp
   340,079

$2,356,146

WATER --- 0.12%
      3,926 American States Water Co
   101,448


TOTAL COMMON STOCK --- 100.00%
$83,500,958
(Cost $92,521,636)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%
$83,500,958
(Cost $92,521,636)

Legend
@Security has no market value at April 30, 2003
* Non-income Producing Security
See Notes to Financial Statements

The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

AGENCY --- 100.00%
           450,000 Fannie Mae
    448,760
                   1.220%, July 23, 2003
           325,000 Fannie Mae
    324,853
                   1.270%, May 14, 2003
           67,000 Fannie Mae
     66,905

                   1.270%, June 11, 2003
           400,000 Fannie Mae
    398,373
                   1.190%, September 3, 2003
           300,000 Fannie Mae
    299,722
                   1.210%, May 29, 2003
            20,000 Fannie Mae
     19,973
                   1.270%, June 9, 2003
           150,000 Fannie Mae
    149,760
                   1.220%, June 18, 2003
           300,000 Fannie Mae
    298,626
                   1.210%, September 17, 2003
           600,000 Fannie Mae
    598,796
                   1.200%, July 1, 2003
           250,000 Fannie Mae
    248,386
                   1.200%, November 14, 2003
           200,000 Fannie Mae
    199,826
                   1.220%, May 27, 2003
           106,000 Federal Farm Credit
    105,882
                   1.270%, June 2, 2003
           300,000 Federal Farm Credit
    299,514
                   1.230%, June 18, 2003
           425,000 Federal Farm Credit
    424,516
                   1.190%, June 5, 2003
           250,000 Federal Home Loan Bank
    249,765
                   1.270%, May 28, 2003
           400,000 Federal Home Loan Bank
    399,917
                   1.260%, May 7, 2003
           276,000 Federal Home Loan Bank
    275,587
                   1.190%, June 16, 2003
           700,000 Federal Home Loan Bank
    699,976
                   1.250%, May 2, 2003
           101,000 Federal Home Loan Bank
    100,548
                   1.220%, September 12, 2003
           210,000 Federal Home Loan Bank
    209,533
                   1.180%, July 9, 2003
           250,000 Freddie Mac
    249,363
                   1.210%, July 17, 2003
           375,000 Freddie Mac
    374,826
                   1.210%, May 15, 2003
           931,000 Freddie Mac
    929,023
                   1.360%, June 30, 2003
           274,000 Freddie Mac
    273,485
                   1.270%, June 24, 2003
           200,000 Freddie Mac
    199,952
                   1.250%, May 8, 2003
           132,000 Sallie Mae
    132,000
                   1.270%, May1, 2003

$7,977,867

TOTAL SHORT-TERM INVESTMENTS --- 100.00%
$7,977,867
(Cost $7,977,867)

TOTAL ORCHARD MONEY MARKET FUND --- 100.00%
$7,977,867
(Cost $7,977,867)

Legend
See Notes to Financial Statements

The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

AIR FREIGHT --- 0.42%
            6,347 Expeditors International of Washington Inc
   230,771

$  230,771

AIRLINES --- 0.28%
            3,830 Ryanair Holdings PLC*
   151,936

$  151,936

AUTO PARTS & EQUIPMENT --- 0.27%
            4,938 Gentex Corp*
   149,128

$  149,128

BIOTECHNOLOGY --- 11.44%
           37,600 Amgen Inc*
 2,305,256
           11,465 Biogen Inc*
   435,555
            3,139 Cephalon Inc*
   128,197
           16,364 Chiron Corp*
   668,142
           16,812 Genzyme Corp*
   677,187
           12,099 Gilead Sciences Inc*
   558,248
            7,945 Human Genome Sciences Inc*
    92,877
            3,738 ICOS Corp*
    99,992
           10,475 IDEC Pharmaceuticals Corp*
   343,056
            2,930 Invitrogen Corp*
    95,811
           16,820 MedImmune Inc*
   593,241
           19,973 Millennium Pharmaceuticals Inc*
   219,703

$6,217,265

BROADCAST/MEDIA --- 4.74%
           59,163 Comcast Corp*
 1,887,891
           15,598 EchoStar Communications Corp        Class A*
   467,316
           12,588 PanAmStat Corp*
   217,772

$2,572,979

CHEMICALS --- 0.39%
            4,294 Sigma-Aldrich Corp
   213,927

$  213,927

COMMUNICATIONS - EQUIPMENT --- 9.70%
           62,402 ADC Telecommunications Inc*
   149,016
          158,445 Cisco Systems Inc*
 2,383,013
           12,125 Comverse Technology Inc*
   158,474
           93,322 JDS Uniphase Corp*
   301,430
           22,113 Network Appliance Inc*
   293,661
           59,324 QUALCOMM Inc
 1,891,842
           14,555 Tellabs Inc*
    89,950

$5,267,386

COMPUTER HARDWARE & SYSTEMS --- 5.02%
           31,273 Apple Computer Inc*
   444,077
           16,239 Brocade Communications Systems Inc*
    93,699
           59,196 Dell Computer Corp*
 1,711,356
            3,294 Pixar Inc*
   192,337
           86,651 Sun Microsystems Inc*
   285,948

$2,727,417

COMPUTER SOFTWARE & SERVICES --- 28.17%
            14,161 Adobe Systems Inc
    489,404
            23,657 BEA Systems Inc*
    253,366
            14,948 Check Point Software Technologies Ltd*
    235,132
            12,617 Citrix Systems Inc*
    239,218
            14,504 Compuware Corp*
     63,673
             9,056 Electronic Arts Inc*
    536,749
            14,983 Fiserv Inc*
    441,100
            16,124 Intuit Inc*
    625,289
            15,378 Juniper Networks Inc*
    157,163
             5,575 Mercury Interactive Corp*
    189,216
           229,661 Microsoft Corp
  5,872,432
           136,958 Oracle Corp*
  1,627,061
            22,282 Paychex Inc
    693,861
            27,539 PeopleSoft Inc*
    413,911
            35,512 Siebel Systems Inc*
    307,889
             9,648 Symantec Corp*
    424,030
             4,302 Synopsys Inc*
    209,249
            26,200 VERITAS Software Corp*
    576,662
            13,881 VeriSign Inc*
    172,402
            17,649 Yahoo! Inc*
    437,344
            14,398 eBay Inc*
  1,335,702

$15,300,853

CONTAINERS --- 0.39%
            14,895 Smurfit - Stone Container Corp*
    209,573

$   209,573

DISTRIBUTORS --- 0.29%
             4,564 Fastenal Co
    157,869

$   157,869

ELECTRONIC INSTRUMENT & EQUIP --- 1.99%
            12,247 American Power Conversion Corp*
    190,808
            35,102 Flextronics International Ltd*
    307,143
            10,462 Microchip Technology Inc
    217,505
             6,069 Molex Inc
    141,650
            12,898 RF Micro Devices Inc*
     61,266
            33,898 Sanmina Corp*
    162,710

$ 1,081,082

ELECTRONICS - SEMICONDUCTOR --- 15.05%
            33,486 Altera Corp*
    529,414
            53,349 Applied Materials Inc*
    778,895
            11,583 Broadcom Corp Class A*
    207,220
           142,893 Intel Corp
  2,629,231
            14,405 KLA-Tencor Corp*
    590,605
            26,053 Linear Technology Corp
    898,047
            28,229 Maxim Integrated Products Inc
  1,109,117
            10,549 NVIDIA Corp*
    150,534
             9,523 Novellus Systems Inc*
    267,025
             5,922 QLogic Corp*
    260,509
            27,914 Xilinx Inc*
    755,632

$ 8,176,229

HEALTH CARE RELATED --- 1.62%
             4,359 Express Scripts Inc Class A*
    257,007
             6,097 First Health Group Corp*
    152,730
             2,541 Henry Schein Inc*
    109,644
             6,395 Lincare Holdings Inc*
    194,216
             4,120 Patterson Dental Co*
    165,500

$   879,097

HEAVY TRUCKS & PARTS --- 0.87%
             8,093 PACCAR Inc
    472,712

$   472,712

MEDICAL PRODUCTS --- 1.54%
            21,718 Biomet Inc
    661,530
             4,695 Dentsply International Inc
    175,828

$   837,358

MISCELLANEOUS --- 0.84%
            12,761 Cintas Corp
    458,120

$   458,120

OIL & GAS --- 0.31%
             5,142 Patterson-UTI Energy Inc*
    170,149

$   170,149

PHARMACEUTICALS --- 1.03%
            11,946 Teva Pharmaceutical Industries Ltd sponsored ADR
    557,878

$   557,878

RESTAURANTS --- 1.45%
            33,587 Starbucks Corp*
    788,959

$   788,959

RETAIL --- 6.01%
            16,071 Amazon.com Inc*
    460,756
            24,691 Bed Bath & Beyond Inc*
    975,541
             5,421 CDW Computer Centers Inc*
    231,151
            14,976 Costco Wholesale Corp*
    518,619
             6,860 Dollar Tree Stores Inc*
    174,587
             8,527 Petsmart Inc*
    129,014
             4,791 Ross Stores Inc
    181,579
            19,784 Staples Inc*
    376,687
             3,626 Whole Foods Market Inc*
    215,239

$ 3,263,173

SPECIALIZED SERVICES --- 3.36%
            11,087 Apollo Group Inc Class A*
    600,904
             5,073 Lamar Advertising Co*
    182,222
             7,358 TMP Worldwide Inc*
    123,394
            30,677 USA Interactive*
    918,776

$ 1,825,296

TELEPHONE & TELECOMMUNICATIONS --- 2.58%
            32,050 CIENA Corp*
    156,084
            79,565 Nextel Communications Inc Class A*
  1,176,766
             7,347 Telefonaktiebolaget LM Ericsson*
     66,564

$ 1,399,414

TRANSPORTATION --- 0.35%
             5,193 CH Robinson Worldwide Inc
    191,050

$   191,050

UNIT INVESTMENT TRUST --- 1.06%
            20,978 Nasdaq-100 Shares*
    575,846

$   575,846

TOTAL COMMON STOCK --- 99.17%
$53,875,467
(Cost $47,674,311)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 0.83%
           450,000 United States of America (1)
    449,243
                   1.080%, June 26, 2003

$   449,243

TOTAL SHORT-TERM INVESTMENTS --- 0.83%
$   449,243
(Cost $449,243)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100.00%
$54,324,710
(Cost $48,123,554)

Legend
(1) Collateral for Futures
* Non-income Producing Security
See Notes to Financial Statements

The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.47%
            44,446 Boeing Co
  1,212,487
            10,645 General Dynamics Corp
    660,735
             6,134 Goodrich Corp
     86,305
            24,140 Lockheed Martin Corp
  1,208,207
             9,642 Northrop Grumman Corp
    848,014
            21,470 Raytheon Co Class B
    642,597
             9,490 Rockwell Collins
    202,896
             9,790 Rockwell International Corp
    223,212
            24,841 United Technologies Corp
  1,535,422

$ 6,619,875

AGENCY --- 1.31%
            52,640 Fannie Mae (nonvtg)
  3,810,610
            36,751 Freddie Mac
  2,127,883

$ 5,938,493

AGRICULTURE --- 0.14%
            34,045 Archer-Daniels-Midland Co
    377,219
            13,787 Monsanto Co
    239,894

$   617,113

AIRLINES --- 0.16%
             6,430 Delta Air Lines Inc
     82,240
            40,942 Southwest Airlines Co
    653,434

$   735,674

AUTO PARTS & EQUIPMENT --- 0.17%
             3,880 Cooper Tire & Rubber Co
     54,630
             7,783 Dana Corp
     72,304
            29,542 Delphi Automotive Systems Corp
    248,153
             9,245 Genuine Parts Co
    295,563
             9,250 Goodyear Tire & Rubber Co
     52,910
             6,806 Visteon Corp
     47,710

$   771,270

AUTOMOBILES --- 0.46%
            96,958 Ford Motor Co
    998,667
            29,623 General Motors Corp
  1,067,909

$ 2,066,576

BANKS --- 7.46%
            18,746 AmSouth Bancorp
    394,603
            24,896 BB&T Corp
    811,610
            61,581 Bank One Corp
  2,219,995
            79,434 Bank of America Corp
  5,882,088
            40,445 Bank of New York Co Inc
  1,069,770
             9,250 Comerica Inc
    402,468
            30,544 Fifth Third Bancorp
  1,505,514
             6,681 First Tennessee National Corp
    292,628
            55,498 FleetBoston Financial Corp
  1,471,807
            12,431 Huntington Bancshares Inc
    241,907
           105,487 JP Morgan Chase & Co
  3,096,043
            22,430 KeyCorp
    540,787
            11,545 Marshall & Ilsley Corp
    339,654
            22,799 Mellon Financial Corp
    603,034
            32,357 National City Corp
    969,416
             8,576 North Fork Bancorp Inc
    277,519
            11,650 Northern Trust Corp
    408,915
            15,060 PNC Financial Services Group
    661,134
            11,693 Regions Financial Corp
    394,171
            18,280 SouthTrust Corp
    491,019
            17,574 State Street Corp
    615,617
            14,907 SunTrust Banks Inc
    852,979
            16,098 Synovus Financial Corp
    313,428
           101,180 US Bancorp
  2,241,137
            10,496 Union Planters Corp
    299,556
            71,906 Wachovia Corp
  2,747,528
            89,479 Wells Fargo & Co
  4,318,257
             4,777 Zions Bancorp
    235,363

$33,697,947

BIOTECHNOLOGY --- 1.28%
            68,037 Amgen Inc*
  4,171,348
             7,880 Biogen Inc*
    299,361
             9,877 Chiron Corp*
    403,278
            11,331 Genzyme Corp*
    456,413
            13,287 MedImmune Inc*
    468,632

$ 5,799,032

BROADCAST/MEDIA --- 1.22%
            32,431 Clear Channel Communications Inc*
  1,268,376
           122,007 Comcast Corp*
  3,893,243
            12,137 Univision Communications Inc Class A*
    367,508

$ 5,529,127

BUILDING MATERIALS --- 0.27%
             3,809 American Standard Cos Inc*
    271,163
            25,998 Masco Corp
    547,778
             7,920 Sherwin-Williams Co
    220,810
             5,340 Vulcan Materials Co
    186,740

$ 1,226,491

CHEMICALS --- 1.43%
            12,050 Air Products & Chemicals Inc
    518,994
            48,145 Dow Chemical Co
  1,571,453
            52,622 EI du Pont de Nemours & Co
  2,238,014
             4,130 Eastman Chemical Co
    126,089
             6,690 Engelhard Corp
    164,240
             2,610 Great Lakes Chemical Corp
     64,102
             5,710 Hercules Inc*
     57,957
            10,400 Jabil Circuit Inc*
    194,480
             8,970 PPG Industries Inc
    435,135
             8,550 Praxair Inc
    496,584
            11,647 Rohm & Haas Co
    385,632
             3,824 Sigma-Aldrich Corp
    190,512

$ 6,443,192

COMMUNICATIONS - EQUIPMENT --- 2.03%
            42,320 ADC Telecommunications Inc*
    101,060
             5,160 Andrew Corp*
     39,577
            19,652 Avaya Inc*
     76,643
           375,905 Cisco Systems Inc*
  5,653,611
             9,920 Comverse Technology Inc*
    129,654
            74,806 JDS Uniphase Corp*
    241,623
           206,667 Lucent Technologies Inc*
    372,001
           121,616 Motorola Inc
    961,983
            41,709 QUALCOMM Inc
  1,330,100
             8,000 Scientific-Atlanta Inc
    130,000
            21,710 Tellabs Inc*
    134,168

$ 9,170,420

COMPUTER HARDWARE & SYSTEMS --- 3.79%
            19,040 Apple Computer Inc*
    270,368
           136,310 Dell Computer Corp*
  3,940,722
           116,187 EMC Corp*
  1,056,140
            17,110 Gateway Inc*
     49,277
           161,332 Hewlett-Packard Co
  2,629,712
            89,412 International Business Machines Corp
  7,591,079
             6,645 Lexmark International Group Inc        Class A*
    495,119
             5,170 NCR Corp*
    113,326
            17,840 Network Appliance Inc*
    236,915
           168,878 Sun Microsystems Inc*
    557,297
            17,210 Unisys Corp*
    178,984

$17,118,939

COMPUTER SOFTWARE & SERVICES --- 6.44%
            12,181 Adobe Systems Inc
    420,975
             5,980 Autodesk Inc
     93,049
            31,703 Automatic Data Processing Inc
  1,066,172
            12,234 BMC Software Inc*
    182,531
             8,982 Citrix Systems Inc*
    170,299
            30,362 Computer Associates International Inc
    493,079
             9,871 Computer Sciences Corp*
    325,249
            19,950 Compuware Corp*
     87,581
            26,800 Concord EFS Inc*
    370,644
             7,546 Electronic Arts Inc*
    447,251
            25,174 Electronic Data Systems Corp
    456,908
            39,733 First Data Corp
  1,558,726
            10,100 Fiserv Inc*
    297,344
            10,868 Intuit Inc*
    421,461
             4,500 Mercury Interactive Corp*
    152,730
           565,636 Microsoft Corp
 14,463,313
            19,420 Novell Inc*
     53,405
           278,525 Oracle Corp*
  3,308,877
            13,850 Parametric Technology Corp*
     45,705
            19,900 Paychex Inc
    619,686
            16,480 PeopleSoft Inc*
    247,694
             7,503 Sabre Holdings Corp*
    156,888
            25,550 Siebel Systems Inc*
    221,519
            14,909 SunGard Data Systems Inc*
    320,544
             7,850 Symantec Corp*
    345,008
            21,700 VERITAS Software Corp*
    477,617
            31,213 Yahoo! Inc*
    773,458
            16,335 eBay Inc*
  1,515,398

$29,093,111

CONGLOMERATES --- 4.42%
            20,666 3M Co
  2,604,743
           526,044 General Electric Co
 15,491,996
             7,145 Textron Inc
    210,706
           105,460 Tyco International Ltd
  1,645,176

$19,952,621

CONTAINERS --- 0.13%
             3,052 Ball Corp
    171,400
             2,850 Bemis Co Inc
    130,131
             8,340 Pactiv Corp*
    171,137
             2,870 Temple-Inland Inc
    130,011

$   602,679

COSMETICS & PERSONAL CARE --- 0.60%
             3,070 Alberto-Culver Co Class B
    151,290
            12,440 Avon Products Inc
    723,635
            55,165 Gillette Co
  1,679,774
             4,980 International Flavors & Fragrances Inc
    158,264

$ 2,712,963

DISTRIBUTORS --- 0.30%
             7,050 SUPERVALU Inc
    116,114
            34,585 SYSCO Corp
    993,627
             4,851 WW Grainger Inc
    223,874

$ 1,333,615

ELECTRIC COMPANIES --- 2.36%
             6,620 Allegheny Energy Inc
     54,946
             8,420 Ameren Corp
    345,052
            20,516 American Electric Power Co Inc
    541,212
             7,600 CMS Energy Corp
     47,348
            16,064 CenterPoint Energy Inc
    126,906
             8,870 Cinergy Corp
    302,822
            11,250 Consolidated Edison Inc
    437,288
             8,660 Constellation Energy Group
    253,565
             8,890 DTE Energy Co
    358,445
            16,241 Dominion Resources Inc
    961,142
            47,062 Duke Energy Corp
    827,821
            17,180 Edison International*
    250,656
            11,723 Entergy Corp
    546,409
            17,052 Exelon Corp
    904,438
             9,630 FPL Group Inc
    586,178
            15,698 FirstEnergy Corp
    529,494
            21,519 PG&E Corp*
    322,355
             8,727 PPL Corp
    315,917
             4,781 Pinnacle West Capital Corp
    158,825
            12,526 Progress Energy Inc
    523,336
             5,530 Progress Energy Inc (CVO)*
         55
            11,733 Public Service Enterprise Group Inc
    451,369
            37,712 Southern Co
  1,097,042
             9,281 TECO Energy Inc
    100,142
            17,033 TXU Corp
    339,297
            20,980 Xcel Energy Inc
    283,650

$10,665,710

ELECTRONIC INSTRUMENT & EQUIP --- 0.64%
            24,593 Agilent Technologies Inc*
    393,980
            10,310 American Power Conversion Corp*
    160,630
             4,940 Cooper Industries Inc
    183,274
            22,217 Emerson Electric Co
  1,126,402
            10,127 Molex Inc
    236,364
             6,600 PerkinElmer Inc
     65,472
             4,200 Power-One Inc*
     24,570
            26,909 Sanmina Corp*
    129,163
            43,595 Solectron Corp*
    139,068
            12,150 Symbol Technologies Inc
    132,800
             4,510 Tektronix Inc*
     84,653
             2,990 Thomas & Betts Corp*
     47,272
             6,771 Waters Corp*
    162,572

$ 2,886,220

ELECTRONICS - SEMICONDUCTOR --- 3.16%
            18,080 Advanced Micro Devices Inc*
    134,515
            20,160 Altera Corp*
    318,730
            19,280 Analog Devices Inc*
    638,554
            87,200 Applied Materials Inc*
  1,273,120
            16,000 Applied Micro Circuits Corp*
     71,680
            14,570 Broadcom Corp Class A*
    260,657
           350,109 Intel Corp
  6,442,006
            10,040 KLA-Tencor Corp*
    411,640
            19,570 LSI Logic Corp
    104,895
            16,516 Linear Technology Corp
    569,307
            17,051 Maxim Integrated Products Inc
    669,934
            32,070 Micron Technology Inc*
    272,595
             8,276 NVIDIA Corp*
    118,099
             9,600 National Semiconductor Corp*
    179,808
             7,911 Novellus Systems Inc*
    221,824
             8,757 PMC-Sierra Inc*
     72,245
             4,970 QLogic Corp*
    218,630
             9,630 Teradyne Inc*
    111,708
            91,455 Texas Instruments Inc
  1,691,003
            17,770 Xilinx Inc*
    481,034

$14,261,984

ENGINEERING & CONSTRUCTION --- 0.03%
             4,260 Fluor Corp
    147,268

$   147,268

FINANCIAL SERVICES --- 3.63%
             5,580 Ambac Financial Group Inc
    325,593
            69,523 American Express Co
  2,632,141
           271,696 Citigroup Inc
 10,664,068
             5,800 Federated Investors Inc Class B*
    158,282
            13,619 Franklin Resources Inc
    475,031
            11,760 Janus Capital Group Inc*
    163,464
             7,952 Moody's Corp
    384,002
            16,920 Principal Financial Group
    492,372
             8,117 SLM Corp
    909,104
             6,440 T Rowe Price Group Inc
    196,549

$16,400,606

FOOD & BEVERAGES --- 3.95%
             1,930 Adolph Coors Co Class B
    103,313
            45,226 Anheuser-Busch Co Inc
  2,255,873
             3,221 Brown-Forman Corp
    246,535
            21,650 Campbell Soup Co
    476,950
           131,008 Coca-Cola Co
  5,292,723
            23,710 Coca-Cola Enterprises Inc
    462,108
            28,340 ConAgra Foods Inc
    595,140
            19,540 General Mills Inc
    881,449
            18,550 HJ Heinz Co
    554,274
             7,200 Hershey Foods Corp
    469,800
            21,536 Kellogg Co
    705,089
             7,337 McCormick & Co Inc (nonvtg)
    181,884
            14,776 Pepsi Bottling Group Inc
    303,499
            91,292 PepsiCo Inc
  3,951,118
            41,386 Sara Lee Corp
    694,457
            11,880 Wm Wrigley Jr Co
    673,715

$17,847,927

GOLD, METALS & MINING --- 0.49%
            44,598 Alcoa Inc
  1,022,632
             4,255 Allegheny Technologies Inc
     17,658
             7,620 Freeport-McMoRan Copper & Gold Inc Class B
    131,902
            21,177 Newmont Mining Corp
    572,203
             4,100 Nucor Corp
    167,485
             4,744 Phelps Dodge Corp*
    147,965
             5,400 United States Steel Corp
     77,328
             4,480 Worthington Industries Inc
     60,166

$ 2,197,339

HEALTH CARE RELATED --- 1.63%
             7,940 Aetna Inc
    395,412
             5,893 AmericsourceBergen Corp
    340,910
             7,532 Anthem Inc*
    516,996
            23,888 Cardinal Health Inc
  1,320,529
            27,085 HCA Inc
    869,429
            12,541 Health Management Associates Inc Class A
    213,949
             8,520 Humana Inc*
     94,146
            12,846 IMS Health Inc
    197,828
             5,032 Manor Care Inc*
     97,872
            15,351 McKesson HBOC Inc
    425,837
             5,543 Quest Diagnostics Inc*
    331,194
             6,230 Quintiles Transnational Corp*
     87,532
            24,951 Tenet Healthcare Corp*
    370,273
            16,117 UnitedHealth Group Inc
  1,484,859
             7,842 Wellpoint Health Networks Inc*
    595,521

$ 7,342,287

HEAVY TRUCKS & PARTS --- 0.18%
             2,200 Cummins Engine Co Inc
     59,642
             3,763 Eaton Corp
    308,829
             3,635 Navistar International Corp*
    101,417
             6,145 PACCAR Inc
    358,929

$   828,817

HOMEBUILDING --- 0.12%
             3,332 Centex Corp
    219,979
             2,586 KB HOME
    127,412
             3,210 Pulte Corp
    186,148

$   533,539

HOTELS/MOTELS --- 0.42%
            33,210 Carnival Corp
    916,264
            19,890 Hilton Hotels Corp
    264,935
            12,324 Marriott International Inc Class A
    442,555
            10,500 Starwood Hotels & Resorts Worldwide Inc
    281,820

$ 1,905,574

HOUSEHOLD GOODS --- 2.53%
             3,400 American Greetings Corp Class A*
     49,504
             4,146 Black & Decker Corp
    171,023
            11,635 Clorox Co
    526,135
            28,495 Colgate-Palmolive Co
  1,629,059
             7,857 Fortune Brands Inc
    380,279
            27,248 Kimberly-Clark Corp
  1,356,133
            10,260 Leggett & Platt Inc
    211,869
             4,050 Maytag Corp
     84,402
            14,139 Newell Rubbermaid Inc
    430,957
            68,350 Procter & Gamble Co
  6,141,248
             3,040 Snap-on Inc
     89,224
             4,640 Stanley Works
    111,499
             3,080 Tupperware Corp
     42,689
             3,600 Whirlpool Corp
    192,564

$11,416,585

INSURANCE RELATED --- 4.78%
            13,830 ACE Ltd
    457,496
            27,313 AFLAC Inc
    893,408
            37,192 Allstate Corp
  1,405,486
           137,926 American International Group Inc
  7,992,812
            16,393 Aon Corp
    363,269
             7,440 CIGNA Corp
    389,112
             9,030 Chubb Corp
    477,597
             8,520 Cincinnati Financial Corp
    313,962
            13,482 Hartford Financial Services Group Inc
    549,526
             7,557 Jefferson-Pilot Corp
    302,960
            15,204 John Hancock Financial Services Inc
    441,220
             9,401 Lincoln National Corp
    300,456
             9,831 Loews Corp
    405,725
             7,641 MBIA Inc
    341,553
             5,321 MGIC Investment Corp
    241,893
            28,424 Marsh & McLennan Cos Inc
  1,355,256
            37,029 MetLife Inc
  1,063,843
            11,519 Progressive Corp
    783,292
            29,928 Prudential Financial Inc
    956,798
             7,341 SAFECO Corp
    282,702
            11,975 St Paul Cos Inc
    411,222
             6,254 Torchmark Corp
    242,343
            53,145 Travelers Property Casualty Corp
    863,606
            12,686 UnumProvident Corp
    145,889
             7,214 XL Capital Ltd Class A
    593,704

$21,575,130

INVESTMENT BANK/BROKERAGE FIRM --- 1.79%
             5,228 Bear Stearns Co Inc
    349,440
            70,944 Charles Schwab Corp
    612,247
            24,980 Goldman Sachs Group Inc
  1,895,982
            12,841 Lehman Brothers Holdings Inc
    808,598
            45,654 Merrill Lynch & Co Inc
  1,874,097
            57,299 Morgan Stanley
  2,564,130

$ 8,104,494

LEISURE & ENTERTAINMENT --- 2.41%
           236,287 AOL Time Warner Inc*
  3,232,406
             4,750 Brunswick Corp
    103,693
            16,030 Harley-Davidson Inc
    712,373
             5,908 Harrah's Entertainment Inc*
    232,716
             9,105 Hasbro Inc
    145,680
             4,512 International Game Technology*
    389,386
            93,147 Viacom Inc Class B*
  4,043,511
           107,892 Walt Disney Co
  2,013,265

$10,873,030

MACHINERY --- 0.46%
            18,244 Caterpillar Inc
    959,634
            12,650 Deere & Co
    556,980
             8,950 Ingersoll-Rand Co
    394,516
             8,594 Thermo Electron Corp*
    156,153

$ 2,067,283

MANUFACTURING --- 0.97%
             3,085 Crane Co
     60,250
             8,131 Danaher Corp
    560,876
            10,650 Dover Corp
    306,081
            45,251 Honeywell International Inc
  1,067,924
             4,840 ITT Industries Inc
    282,172
            16,232 Illinois Tool Works Inc
  1,038,523
             4,755 Johnson Controls Inc
    391,051
             2,530 Millipore Corp*
     86,400
             6,500 Pall Corp
    137,280
             6,265 Parker-Hannifin Corp
    254,860
             4,412 Sealed Air Corp*
    189,054

$ 4,374,471

MEDICAL PRODUCTS --- 1.86%
            11,070 Applera Corp Applied Biosystems Group
    194,057
             2,790 Bausch & Lomb Inc
     98,096
            31,340 Baxter International Inc
    720,820
            13,501 Becton Dickinson & Co
    477,935
            13,701 Biomet Inc
    417,332
            21,560 Boston Scientific Corp*
    928,158
             2,785 CR Bard Inc
    176,513
            16,270 Guidant Corp*
    634,367
            64,467 Medtronic Inc
  3,077,655
             9,370 St Jude Medical Inc*
    491,550
            10,500 Stryker Corp
    703,605
            10,354 Zimmer Holdings Inc*
    485,603

$ 8,405,691

MISCELLANEOUS --- 0.07%
             9,000 Cintas Corp
    323,100

$   323,100

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
             5,810 Avery Dennison Corp
    307,988
            12,550 Pitney Bowes Inc
    440,631
            38,810 Xerox Corp*
    382,667

$ 1,131,286

OIL & GAS --- 5.71%
             4,680 Amerada Hess Corp
    211,302
            13,111 Anadarko Petroleum Corp
    582,128
             8,505 Apache Corp
    486,911
             3,560 Ashland Inc
    105,554
             8,386 BJ Services Co*
    306,173
            17,788 Baker Hughes Inc
    498,064
            10,640 Burlington Resources Inc
    492,738
            56,524 ChevronTexaco Corp
  3,550,272
            35,758 ConocoPhillips
  1,798,627
            12,138 Devon Energy Corp
    573,521
             6,100 EOG Resources
    228,018
           355,680 Exxon Mobil Corp
 12,519,936
            23,040 Halliburton Co
    493,286
             5,282 Kerr-McGee Corp
    222,425
            16,530 Marathon Oil Corp
    376,388
             3,340 McDermott International Inc*
     10,855
             7,700 Nabors Industries Ltd*
    301,840
             7,040 Noble Corp*
    217,888
            20,010 Occidental Petroleum Corp
    597,299
             4,890 Rowan Cos Inc
    100,245
            30,759 Schlumberger Ltd
  1,289,725
             4,080 Sunoco Inc
    151,817
            16,876 Transocean Sedco Forex Inc
    321,488
            13,613 Unocal Corp
    377,080

$25,813,580

PAPER & FOREST PRODUCTS --- 0.45%
             3,050 Boise Cascade Corp
     70,059
            13,166 Georgia-Pacific Group
    203,283
            25,339 International Paper Co
    905,869
             5,430 Louisiana-Pacific Corp*
     43,874
            10,599 MeadWestvaco Corp
    250,030
            11,590 Weyerhaeuser Co
    574,748

$ 2,047,863

PERSONAL LOANS --- 0.52%
            11,710 Capital One Financial Corp
    490,298
             6,740 Countrywide Credit Industries Inc
    455,624
            67,449 MBNA Corp
  1,274,786
            15,210 Providian Financial Corp*
    112,098

$ 2,332,806

PHARMACEUTICALS --- 9.90%
            82,669 Abbott Laboratories
  3,358,841
             6,840 Allergan Inc
    480,510
           102,409 Bristol-Myers Squibb Co
  2,615,526
            59,380 Eli Lilly & Co
  3,789,632
            19,212 Forest Laboratories Inc*
    993,645
           157,049 Johnson & Johnson
  8,851,282
            12,709 King Pharmaceuticals Inc*
    160,260
           118,737 Merck & Co Inc
  6,908,119
           421,403 Pfizer Inc
 12,958,142
            77,447 Schering-Plough Corp
  1,401,791
             5,600 Watson Pharmaceuticals Inc*
    162,792
            70,110 Wyeth
  3,051,888

$44,732,428

PHOTOGRAPHY/IMAGING --- 0.10%
            15,370 Eastman Kodak Co
    459,717

$   459,717

POLLUTION CONTROL --- 0.17%
            11,020 Allied Waste Industries Inc*
     91,466
            31,379 Waste Management Inc
    681,552

$   773,018

PRINTING & PUBLISHING --- 0.81%
             3,005 Deluxe Corp
    132,250
             4,384 Dow Jones & Co Inc
    173,606
            14,188 Gannett Co Inc
  1,074,315
             4,379 Knight-Ridder Inc
    282,664
            10,275 McGraw-Hill Cos Inc
    599,957
             2,595 Meredith Corp
    112,156
             8,050 New York Times Co Class A
    373,359
             5,940 RR Donnelley & Sons Co
    119,750
            16,108 Tribune Co
    788,970

$ 3,657,027

RAILROADS --- 0.48%
            19,818 Burlington Northern Santa Fe Corp
    558,075
            11,390 CSX Corp
    364,252
            20,530 Norfolk Southern Corp
    435,441
            13,470 Union Pacific Corp
    801,734

$ 2,159,502

REAL ESTATE --- 0.38%
             4,943 Apartment Investment & Management Co Class A*
    186,648
            21,797 Equity Office Properties Trust
    566,068
            14,276 Equity Residential
    369,891
             9,754 Plum Creek Timber Co Inc REIT
    226,878
             9,745 Simon Property Group Inc
    357,836

$ 1,707,321

RESTAURANTS --- 0.52%
             8,960 Darden Restaurants Inc
    156,890
            67,083 McDonald's Corp
  1,147,119
            20,500 Starbucks Corp*
    481,545
             6,040 Wendy's International Inc
    175,402
            15,554 Yum! Brands Inc*
    384,184

$ 2,345,140

RETAIL --- 7.19%
            20,006 Albertson's Inc
    397,319
            15,234 AutoNation Inc*
    210,991
             5,215 AutoZone Inc*
    421,424
            15,500 Bed Bath & Beyond Inc*
    612,405
            17,000 Best Buy Co Inc*
    587,860
             6,050 Big Lots Inc*
     75,746
            20,710 CVS Corp
    501,389
            11,110 Circuit City Stores Inc - CarMax Group
     63,660
            24,050 Costco Wholesale Corp*
    832,852
             4,390 Dillard's Inc
     61,372
            17,527 Dollar General Corp
    254,843
             9,041 Family Dollar Stores Inc
    309,112
            10,030 Federated Department Stores Inc*
    307,119
            46,627 Gap Inc
    775,407
           122,903 Home Depot Inc
  3,457,261
            14,120 JC Penney Co Inc
    240,887
            17,892 Kohl's Corp*
  1,016,266
            40,261 Kroger Co*
    575,732
            27,619 Limited Inc
    401,580
            41,280 Lowe's Cos Inc
  1,811,779
            15,245 May Department Stores Co
    329,597
             7,130 Nordstrom Inc
    123,563
            16,290 Office Depot Inc*
    206,231
             8,856 RadioShack Corp
    209,976
            23,241 Safeway Inc*
    386,265
            16,710 Sears Roebuck & Co
    473,561
            25,020 Staples Inc*
    476,381
            27,725 TJX Cos Inc
    533,706
            47,998 Target Corp
  1,605,053
             7,700 Tiffany & Co
    213,598
            11,140 Toys R Us Inc*
    114,185
           233,327 Wal-Mart Stores Inc
 13,140,977
            54,138 Walgreen Co
  1,670,699
             7,380 Winn-Dixie Stores Inc
     92,471

$32,491,267

SAVINGS & LOANS --- 0.65%
            11,945 Charter One Financial Inc
    347,002
             8,100 Golden West Financial Corp
    610,902
            49,999 Washington Mutual Inc
  1,974,961

$ 2,932,865

SHOES --- 0.19%
            14,039 NIKE Inc Class B
    751,508
             3,140 Reebok International Ltd*
     97,528

$   849,036

SPECIALIZED SERVICES --- 0.75%
             9,203 Apollo Group Inc Class A*
    498,793
            54,372 Cendant Corp*
    776,432
             9,152 Convergys Corp*
    148,445
             6,930 Ecolab Inc
    354,054
             7,450 Equifax Inc
    172,766
             9,440 H&R Block Inc
    364,573
            20,360 Interpublic Group of Cos Inc
    232,104
             9,970 Omnicom Group Inc
    617,143
             9,100 Robert Half International Inc*
    148,148
             5,800 TMP Worldwide Inc*
     97,266

$ 3,409,724

TELEPHONE & TELECOMMUNICATIONS --- 3.79%
            16,470 ALLTEL Corp
    771,784
            40,708 AT&T Corp
    694,071
           143,197 AT&T Wireless Services Inc*
    925,053
            98,380 BellSouth Corp
  2,507,706
            22,900 CIENA Corp*
    111,523
             7,490 CenturyTel Inc
    220,581
            14,910 Citizens Communications Co*
    162,966
            63,344 Corning Inc*
    343,324
            54,243 Nextel Communications Inc Class A*
    802,254
            89,589 Qwest Communications International Inc*
    337,751
           175,483 SBC Communications Inc
  4,099,283
            47,250 Sprint Corp
    543,848
            52,730 Sprint Corp PCS*
    184,555
           144,575 Verizon Communications
  5,404,214

$17,108,913

TEXTILES --- 0.13%
             6,824 Jones Apparel Group Inc*
    194,620
             5,640 Liz Claiborne Inc
    183,469
             5,735 VF Corp
    225,615

$   603,704

TOBACCO --- 0.83%
           109,363 Altria Group Inc
  3,364,006
             4,491 RJ Reynolds Tobacco Holdings Inc
    126,511
             8,840 UST Inc
    276,957

$ 3,767,474

TOYS --- 0.11%
            23,120 Mattel Inc
    502,629

$   502,629

TRANSPORTATION --- 1.04%
            15,775 FedEx Corp
    944,607
             3,280 Ryder System Inc
     81,475
            59,446 United Parcel Service Inc Class B
  3,692,786

$ 4,718,868

UNIT INVESTMENT TRUST --- 0.20%
            10,000 S & P 500 Depositary Receipt
    919,100

$   919,100

UTILITIES --- 0.47%
            28,720 AES Corp*
    172,607
            19,894 Calpine Corp*
    106,831
            19,600 Dynegy Inc Class A
     86,240
            31,570 El Paso Corp
    236,775
             8,279 KeySpan Corp
    280,410
             6,470 Kinder Morgan Inc
    304,219
            21,280 Mirant Corp*
     70,437
             2,340 NICOR Inc
     70,340
            13,154 NiSource Inc
    248,611
             1,940 Peoples Energy Corp
     75,369
            10,835 Sempra Energy
    290,811
            27,276 Williams Cos Inc
    189,568

$ 2,132,218

TOTAL COMMON STOCK --- 99.20%
$448,181,679
(Cost $504,396,284)

SHORT-TERM INVESTMENTS

U.S. AGENCY --- 0.58%
  2,636,000 Sallie Mae
2,636,000
               1.270%, May 1, 2003

U.S. GOVERNMENTS --- 0.22%
  1,000,000 United States of America (1)
998,319
               1.080%, June 26, 2003


TOTAL SHORT-TERM INVESTMENTS --- 0.80%
$3,634,319
(Cost $3,634,319)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100.0%
$451,815,998
(Cost $508,030,603)

Legend
(1) Collateral for Futures
CVO - Contingent Value Obligation
* Non-income Producing Security
See Notes to Financial Statements









                             THE ORCHARD SERIES FUND

                Financial Statements and Financial Highlights for the Six Months Ended April 30, 2003 and the Year Ended October 31, 2002

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of five funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) (the Index Funds) and Orchard Money Market Funds (Collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds; to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund. Each Fund is nondiversified as defined in the 1940 Act, with the exception of the Orchard Money Market Fund, which is diversified. The Trust is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans and non-qualified deferred compensation plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      Initial capitalization of $100,000 for the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received on August 25, 2000 from GWL&A. At April 30, 2003, GWL&A's investment in the Funds totaled $5,335,076.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Financial Futures Contracts

      The Index Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Index Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. For the Orchard Money Market Fund, discounts and premiums on securities purchased are amortized over the lives of the respective securities.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment adviser receives monthly compensation at the annual rate of 0.20% of the average daily net assets of the Orchard Money Market Fund and 0.60% of the average daily net assets of the Index Funds. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.46% of the average daily net assets of the Orchard Money Market Fund. Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Index Funds, the management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly owned subsidiary of GWL&A, became the primary underwriter to distribute and market the Trust's Funds. Prior to that date, One Orchard Equities, a wholly owned subsidiary of One Benefits, Inc., handled the distribution and marketing. Financial Administrative Services Corporation, a wholly owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      As of April 30, 2003, there were 41 funds for which the Trustees served as Directors or Trustees, five of which were Funds of the Trust. The total compensation paid by the Trust and its affiliated investment companies to the Independent Trustees was $13,750 for the period from November 1, 2002 through April 30, 2003. Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Trustee of the Trust receives any compensation directly from the Trust.

3. CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                 Purchases          Sales
                                               --------------    ------------

     Orchard DJIASM Index Fund                $   2,565,314     $  2,307,267
     Orchard Index 600 Fund                       9,554,799       14,599,557
     Orchard Nasdaq-100 Index(R)Fund             21,037,301        6,128,905
     Orchard S&P 500 Index(R)Fund                29,190,400       21,820,131


      For the six months ended April 30, 2003, there were no purchases or sales of U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2003, were as follows:

                                   Cost For                                            Net
                                    Income                                          Unrealized
                                     Tax            Gross            Gross         Appreciation
                                   Purposes      Appreciation    Depreciation      (Depreciation)
                                 -------------   -------------   --------------    -------------

     Orchard DJIASM Index       $   3,987,873   $      5,055    $   (629,042)      $   (623,987)
       Fund
     Orchard Index 600 Fund        96,922,145      9,367,591     (22,788,778)       (13,421,187)
     Orchard Nasdaq-100            52,589,853      4,702,100      (2,967,243)         1,734,857
       Index(R)Fund
     Orchard S&P 500 Index(R)     514,321,870     60,075,048    (122,580,920)       (62,505,872)
       Fund

6. FUTURES CONTRACTS

      As of April 30, 2003 open futures contracts held by the Funds were as follows:

                                                        Number
                                                        of Long                         Unrealized
                                      Long Contracts    Contracts   Expiration Date    Appreciation

                                    ------------------- --------- ------------------  --------------
      Orchard DJIASM Index Fund         DJIA Index          2          Jun 2003      $      5,760
                                                                                      ==============

      Orchard Nasdaq-100 Index(R)       NASDAQ-100         10          Jun 2003      $     27,400
        Fund
                                                                                      ==============

      Orchard S&P 500 Index(R)Fund       S&P 500           25          Jun 2003      $    248,600
                                                                                      ==============

7. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. At October 31, 2002, the Orchard DJIA IndexSM Fund had available for federal income tax purposes an unused capital loss carryover of $1,480,080, which expires in the year 2010, the Orchard Index 600 Fund had available for federal income tax purposes an unused capital loss carryover of $757,734, which expires in the year 2010, the Orchard Nasdaq-100 Index(R) Fund had available for federal income tax purposes unused capital loss carryovers of $8,652, $703,564 and $3,672,602, which expire in the years 2008, 2009 and 2010, respectively, and the Orchard S&P 500 Index(R) Fund had available for federal income tax purposes an unused capital loss carryover of $7,228,529, which expires in the year 2010.





ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.
b) (1) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
   (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.






                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

ORCHARD SERIES FUND

By: /s/ W.T. McCallum
    ------------------------
    W.T. McCallum
    President

Date: June 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
    ------------------------
    W.T. McCallum
    President

Date: June 24, 2003


By: /s/ G. McDonald
    ------------------------
    G. McDonald
    Treasurer

Date: June 24, 2003